                                                          June 30, 1999
                                                          Semi-Annual Report



ProFunds No-Load Mutual Funds
Bull ProFund
UltraBull ProFund
UltraOTC ProFund
UltraEurope ProFund
Bear ProFund
UltraBear ProFund
UltraShort OTC ProFund
UltraShort Europe ProFund
Money Market ProFund


[LOGO OF PROFUNDS APPEARS HERE]

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to Shareholders.............................................   1

         Schedules of Portfolio Investments and Financial Statements

          Bull ProFund......................................................   2

          UltraBull ProFund.................................................   6

          UltraOTC ProFund..................................................  10

          UltraEurope ProFund...............................................  15

          Bear ProFund......................................................  19

          UltraBear ProFund.................................................  23

          UltraShort OTC ProFund............................................  27

          UltraShort Europe ProFund.........................................  31

          Money Market ProFund..............................................  35

         Notes to Financial Statements......................................  38




         Cash Management Portfolio

          Statement of Net Assets...........................................  46

          Statement of Operations...........................................  52

          Statement of Changes in Net Assets................................  53

          Financial Highlights..............................................  53

          Notes to Financial Statements.....................................  54

Shareholders' Letter

-------------------------------------------------------------------------------

Dear ProFunds Shareholder,

  I am pleased to present the Semi-Annual Report to Shareholders of ProFunds for the six-month period ended June 30, 1999.

  Our asset growth has continued at an impressive rate. As of June 30, 1999, the seven ProFunds with which we started the year had $884 million under management, a growth rate of 72% in six months. Moreover, the benchmarked ProFunds continued to deliver, maintaining a statistical correlations of 99% or better to their respective benchmarks.

Building on Success . . .

  Responding to demand from our shareholders to apply the ProFunds' concept to markets outside the U.S., we launched two new ProFunds: UltraEurope ProFund and UltraShort Europe ProFund, benchmarked to "large cap" indexes from the three largest economies of Europe. We are confident that these new ProFunds will present attractive opportunities to our shareholders.

Media Continues to Notice . . .

  The innovative ProFunds' investment approach--opportunities to double an index or its inverse with no transaction fees or share exchange restrictions-- kept generating attention from a variety of media sources. Examples include The Wall Street Journal (5/21/99), The New York Times (4/18/99), Mutual Fund Magazine (5/99) and Money Magazine (3/99).

Top Performer . . .

  ProFunds offered opportunities for top returns. UltraOTC ProFund placed #1 out of 3,064 funds in the diversified U.S. stock funds category with Morningstar.*

Share Split . . .

  The ensuing financial statements reflect a four for one share split on shares of UltraBull ProFund and UltraOTC ProFund executed on July 19, 1999. This split was designed to bring the values of these ProFunds in line with the industry norms.

Finally . . .

  First to the new investors of ProFunds, we hope to earn your respect by providing the investment options you need to wade through these constantly changing times. Second, to our long-term investors, we are confident you have seen the value of investing in ProFunds and hope you will continue to support us as we move forward. We welcome any comments or suggestions you may have.

Sincerely,

/s/ Michael Sapir

Michael Sapir
Chairman
-----
* Morningstar ratings reflect historical risk-adjusted performance as of June 30, 1999. The ratings are subject to change every month. Past performance is not a guarantee of future results. The funds are categorized on the fund stated prospectus objective, as grouped by Morningstar.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                      June 30, 1999
(Unaudited)

Options Purchased (7.4%)

                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
S&P 500 Call Option expiring July 1999 @ 700...........           7 $ 1,187,375
                                                                    -----------
TOTAL OPTIONS PURCHASED (Cost $1,085,035)..............               1,187,375
                                                                    -----------
U.S. Treasury Note (90.2%)
United States Treasury Note, 4.50%, 9/30/00............ $14,685,000  14,494,560
                                                                    -----------
TOTAL U.S. TREASURY NOTE (Cost $14,494,970)............              14,494,560
                                                                    -----------
TOTAL INVESTMENTS (Cost $15,580,005)(a) (97.5%)........              15,681,935
Other assets in excess of liabilities (2.5%)...........                 395,622
                                                                    -----------
TOTAL NET ASSETS (100.0%)..............................             $16,077,557
                                                                    ===========

-----
Percentages indicated are based on net assets of $16,077,557.

Futures Purchased

                                                          Number of   Market
                                                          Contracts    Value
                                                          --------- -----------
S&P 500 Future Contract expiring September 1999..........        32 $11,028,000
                                                                    -----------
TOTAL FUTURES PURCHASED (Cost $10,680,559)...............           $11,028,000
                                                                    ===========

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $102,340
      Unrealized depreciation......      (410)
                                     --------
      Net unrealized appreciation..  $101,930
                                     ========


              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999

Assets:
 Investments, at value (cost $15,580,005).........................  $15,681,935
 Cash.............................................................       56,395
 Receivable from Investment Advisor...............................          661
 Interest receivable..............................................      166,109
 Net receivable for variation margin on open futures contracts....      173,200
 Prepaid expenses.................................................       15,347
 Deferred organization costs......................................          589
                                                                    -----------
 Total Assets.....................................................   16,094,236
Liabilities:
 Advisory fees payable............................................        8,113
 Management servicing fees payable................................        1,645
 Administration fees payable......................................          713
 Shareholder servicing fees payable--Service Class................        3,873
 Other payables and accrued expenses..............................        2,335
                                                                    -----------
 Total Liabilities................................................       16,679
                                                                    -----------
Net Assets........................................................  $16,077,557
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $16,013,430
 Accumulated undistributed net investment income..................      150,950
 Accumulated undistributed net realized losses on investments and
  futures contracts...............................................     (536,194)
 Net unrealized appreciation of investments and futures
  contracts.......................................................      449,371
                                                                    -----------
Total Net Assets..................................................  $16,077,557
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $14,455,043
 Shares of Capital Stock Outstanding*.............................      211,203
 Net Asset Value (offering and redemption price per share)*.......  $     68.44
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,622,514
 Shares of Capital Stock Outstanding*.............................       23,967
 Net Asset Value (offering and redemption price per share)*.......  $     67.70
                                                                    ===========

-----
* Reflects 5 for 1 reverse stock split that occurred on January 15, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999
Investment Income:
 Interest..........................................................  $ 268,133
Expenses:
 Advisory fees.....................................................     50,986
 Management servicing fees.........................................     10,209
 Administration fees...............................................     13,339
 Shareholder servicing fees--Service Class.........................     10,488
 Fund accounting...................................................      2,042
 Transfer agent fees...............................................     10,003
 Custody fees......................................................      3,759
 Registration & filing fees........................................     22,534
 Other fees........................................................      6,552
                                                                     ---------
 Total expenses before waivers/reimbursements......................    129,912
 Less expenses waived/reimbursed...................................    (12,729)
                                                                     ---------
 Net expenses......................................................    117,183
                                                                     ---------
Net Investment Income..............................................    150,950
                                                                     ---------
Realized and Unrealized Gains (Losses) on Investments:
 Net realized losses on investment transactions and futures con-
  tracts...........................................................   (287,027)
 Net change in unrealized appreciation of investments and futures
  contracts........................................................    179,132
                                                                     ---------
 Net realized and unrealized gains (losses) on investments and
  futures contracts................................................   (107,895)
                                                                     ---------
Increase In Net Assets Resulting from Operations...................  $  43,055
                                                                     =========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                             For the period from
                              For the           For the      December 2, 1997 (a)
                          six months ended    year ended           through
                           June 30, 1999   December 31, 1998  December 31, 1997
                          ---------------- ----------------- --------------------
Change in Net Assets:
Operations:
 Net investment income..   $     150,950     $      79,042         $    115
 Net realized gains
  (losses) on
  investments and
  futures contracts.....        (287,027)          456,309             (846)
 Net change in
  unrealized
  appreciation of
  investments and
  futures contracts.....         179,132           269,984              255
                           -------------     -------------         --------
 Net increase (decrease)
  in net assets
  resulting from
  operations............          43,055           805,335             (476)
Distributions to
 Shareholders from:
 Net investment income
 Investor shares........              --            (5,082)              --
 Service shares.........              --                (4)              --
 Net realized gains on
  investment
  transactions and
  futures contracts
 Investor shares........              --            (6,056)              --
 Service shares.........              --              (568)              --
                           -------------     -------------         --------
 Net (decrease) in
  assets resulting from
  distributions.........              --           (11,710)              --
Capital Share
 Transactions:
 Proceeds from shares
  issued................     219,972,108       113,734,720           99,897
 Dividends reinvested...              --            11,264               --
 Cost of shares
  redeemed..............    (212,071,075)     (106,452,431)         (53,130)
                           -------------     -------------         --------
 Net increase in net
  assets resulting from
  capital share
  transactions..........       7,901,033         7,293,553           46,767
                           -------------     -------------         --------
 Total increase in net
  assets................       7,944,088         8,087,178           46,291
Net Assets:
 Beginning of period....       8,133,469            46,291               --
                           -------------     -------------         --------
 End of period..........   $  16,077,557     $   8,133,469         $ 46,291
                           =============     =============         ========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial
interest outstanding                   Adjusted for 5:1 reverse stock split on January 15, 1999
                                        Investor Class                                  Service Class
                           ----------------------------------------------  --------------------------------------------
                                                              For the                                       For the
                             For the                        period from     For the                       period from
                           six months        For the        December 2,    six months       For the       December 2,
                              ended         year ended        1997 (a)        ended        year ended      1997 (a)
                            June 30,       December 31,   to December 31,   June 30,      December 31,  to December 31,
                               1999            1998             1997          1999            1998            1997
                           -----------     ------------   ---------------  ----------     ------------  ---------------
Net Asset Value,
 Beginning of Period.....  $     62.48      $    49.45        $ 50.00      $    62.12       $  49.45        $ 50.00
                           -----------      ----------        -------      ----------       --------        -------
 Net investment income...         0.65(d)         1.63(d)        0.10            0.35(d)        1.08(d)          --
 Net realized and
  unrealized gain/(loss)
  on investment
  transactions and
  futures contracts......         5.31(f)        11.49          (0.65)           5.23(f)       11.64          (0.55)
                           -----------      ----------        -------      ----------       --------        -------
 Total income/(loss) from
  investment operations..         5.96           13.12          (0.55)           5.58          12.72          (0.55)
Distribution to
 Shareholders from:
 Net investment income...           --           (0.04)            --              --            --(e)           --
 Net realized gains on
  investment transactions
  and futures contracts..           --           (0.05)            --              --          (0.05)            --
                           -----------      ----------        -------      ----------       --------        -------
 Total distributions.....           --           (0.09)            --              --          (0.05)            --
                           -----------      ----------        -------      ----------       --------        -------
Net Asset Value, End of
 Period..................  $     68.44      $    62.48        $ 49.45      $    67.70       $  62.12        $ 49.45
                           ===========      ==========        =======      ==========       ========        =======
Total Return.............         9.50%(b)       26.57 %        (1.10)%(b)       9.02%(b)      25.68 %        (1.10)%(b)
Ratios/Supplemental Data:
Net assets, end of year..  $14,455,043      $7,543,922        $46,281      $1,622,514       $589,547        $    10
Ratio of expenses to
 average net assets......         1.56%(c)        1.63 %         1.33 %(c)       2.59%(c)       2.67 %         1.33 %(c)
Ratio of net investment
 income to average net
 assets..................         2.38%(c)        2.84 %         2.97 %(c)       1.31%(c)       1.89 %         0.00 %(c)
Ratio of expenses to
 average net assets*.....         1.74%(c)        2.40 %       423.48 %(c)       2.81%(c)       3.30 %       424.48 %(c)
Portfolio turnover(g)....          441%                                           441%

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005
(f) The amount shown for a share outstanding throughout the period does not accord with the aggregate realized, and change in unrealized, gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 1999

(Unaudited)

Options Purchased (14.3%)
                                                        Contract
                                                           or
                                                       Principal      Market
                                                         Amount       Value
                                                      ------------ ------------
S&P 500 Call Option expiring
 July 1999 @ 700.....................................          150 $ 25,443,750
S&P 500 Put Option expiring
 July 1999 @ 750.....................................        1,000        7,500
S&P 500 Put Option expiring
 July 1999 @ 900.....................................          200        1,500
                                                                   ------------
TOTAL OPTIONS PURCHASED
 (Cost $23,776,125)..................................                25,452,750
                                                                   ------------
U.S. Treasury Note (82.1%)
United States Treasury Note,
 4.50%, 9/30/00...................................... $148,420,000  146,495,240
                                                                   ------------
TOTAL U.S. TREASURY NOTE
 (Cost $146,499,381).................................               146,495,240
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $170,275,506)(a) (96.4%)......................               171,947,990
Other assets in excess of liabilities (3.6%).........                 6,410,185
                                                                   ------------
TOTAL NET ASSETS 100.0%..............................              $178,358,175
                                                                   ============
-----
Percentages indicated are based on net assets of $178,358,175.

Futures Purchased

                                                        Number of     Market
                                                        Contracts     Value
                                                        ---------- ------------
S&P 500 Future Contract expiring September 1999........        877 $302,236,125
                                                                   ------------
TOTAL FUTURES PURCHASED
 (Cost $295,323,197)...................................            $302,236,125
                                                                   ============

-----
(a) Represents cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $1,693,000
      Unrealized depreciation....    (20,516)
                                  ----------
      Net unrealized apprecia-
       tion...................... $1,672,484
                                  ==========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999
Assets:
 Investments, at value (cost $170,275,506).......................  $171,947,990
 Cash............................................................     1,162,944
 Variation margin receivable.....................................     3,617,625
 Interest receivable.............................................     1,678,849
 Prepaid expenses................................................        77,478
 Deferred organizational costs...................................         9,053
                                                                   ------------
 Total Assets....................................................   178,493,939
Liabilities:
 Advisory fees payable...........................................        77,727
 Management servicing fees payable...............................        15,546
 Administration fees payable.....................................         2,641
 Shareholder servicing fees payable--Service Class...............        26,134
 Other payables and accrued expenses.............................        13,716
                                                                   ------------
 Total Liabilities...............................................       135,764
                                                                   ------------
Net Assets.......................................................  $178,358,175
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $182,570,857
 Accumulated undistributed net investment income.................     1,239,152
 Accumulated net realized losses on investments and futures
  transactions...................................................   (14,037,246)
 Net unrealized appreciation of investments and futures
  contracts......................................................     8,585,412
                                                                   ------------
Total Net Assets.................................................  $178,358,175
                                                                   ============
Investor Shares:
 Net Assets......................................................  $166,810,430
 Shares of Capital Stock Outstanding*............................     7,712,552
 Net Asset Value (offering and redemption price per share)*......  $      21.63
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 11,547,745
 Shares of Capital Stock Outstanding*............................       541,278
 Net Asset Value (offering and redemption price per share)*......  $      21.33
                                                                   ============
-----
* Reflects 5 for 1 reverse stock split that occurred on January 15, 1999 and a
  4 for 1 stock split that occurred on July 16, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999
Investment Income:
 Interest........................................................  $ 2,087,614
Expenses:
 Advisory fees...................................................      430,609
 Management servicing fees.......................................       86,122
 Administration fees.............................................       98,827
 Shareholder servicing fees--Service Class.......................       86,592
 Fund accounting fees............................................       17,224
 Transfer agent fees.............................................       81,270
 Custody fees....................................................        8,625
 Registration & filing fees......................................       33,894
 Other fees......................................................       29,056
                                                                   -----------
 Total expenses before waivers/reimbursements....................      872,219
 Less expenses waived/reimbursed.................................      (23,757)
                                                                   -----------
 Net expenses....................................................      848,462
                                                                   -----------
Net Investment Income............................................    1,239,152
                                                                   -----------
Realized and Unrealized Gains (Losses) on Investments:
 Net realized losses on investment transactions and futures
  contracts......................................................   (6,666,230)
 Net change in unrealized appreciation of investments and futures
  contracts......................................................      262,752
                                                                   -----------
 Net realized and unrealized gains (losses) on investments and
  futures contracts..............................................   (6,403,478)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(5,164,326)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                               For the period from
                              For the            For the      November 28, 1997 (a)
                          six months ended     year ended            through
                           June 30, 1999    December 31, 1998   December 31, 1997
                          ----------------  ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income..  $     1,239,152     $     766,107        $     4,927
 Net realized gains on
  investment
  transactions and
  futures contracts.....       (6,666,230)        3,734,412              7,528
 Net change in
  unrealized
  appreciation of
  investments and
  futures contracts.....          262,752         8,276,070             46,590
                          ---------------     -------------        -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       (5,164,326)       12,776,589             59,045
Distributions to
 Shareholders from:
 Net investment income
 Investor shares........               --           (73,735)                --
 Service shares.........               --              (191)                --
 Net realized gains on
  investment
  transactions and
  futures contracts
 Investor shares........               --           (18,756)                --
 Service shares.........               --            (2,100)                --
                          ---------------     -------------        -----------
 Net decrease in assets
  resulting from
  distributions.........               --           (94,782)                --
Capital Share
 Transactions:
 Proceeds from shares
  issued................    1,204,837,280       625,192,237         17,466,796
 Dividends reinvested...               --            68,468                 --
 Cost of shares
  redeemed..............   (1,123,160,660)     (544,534,668)        (9,087,804)
                          ---------------     -------------        -----------
 Net increase in net
  assets resulting from
  capital share
  transactions..........       81,676,620        80,726,037          8,378,992
                          ---------------     -------------        -----------
 Total increase in net
  assets................       76,512,294        93,407,844          8,438,037
Net Assets:
 Beginning of period....      101,845,881         8,438,037                 --
                          ---------------     -------------        -----------
 End of period..........  $   178,358,175     $ 101,845,881        $ 8,438,037
                          ===============     =============        ===========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial   Adjusted for 5:1 reverse stock split on January 15, 1999 and 4:1 stock split on
interest outstanding                                         July 16, 1999
                                        Investor Class                                     Service Class
                           ------------------------------------------------   -----------------------------------------------
                                                                For the                                           For the
                                                              period from                                       period from
                             For the          For the        November 28,       For the         For the        November 28,
                            six months       year ended        1997 (a)       six months       year ended        1997 (a)
                             June 30,       December 31,    to December 31,    June 30,       December 31,    to December 31,
                               1999             1998             1997            1999             1998             1997
                           ------------     ------------    ---------------   -----------     ------------    ---------------
Net Asset Value,
 Beginning of Period.....  $      18.36     $     12.86       $    12.50      $     18.19     $     12.86       $    12.50
                           ------------     -----------       ----------      -----------     -----------       ----------
 Net investment income...          0.14(d)         0.39(d)          0.01             0.10(d)         0.24(d)          0.01
 Net realized and
  unrealized gains on
  investment transactions
  and futures contracts..          3.13(f)         5.13             0.35             3.04(f)         5.10             0.35
                           ------------     -----------       ----------      -----------     -----------       ----------
 Total income from
  investment operations..          3.27            5.52             0.36             3.14            5.34             0.36
Distribution to
 Shareholders from:
 Net investment income...            --           (0.01)              --               --              --(e)            --
 Net realized gains on
  investment transactions
  and futures contracts..            --           (0.01)              --               --           (0.01)              --
                           ------------     -----------       ----------      -----------     -----------       ----------
 Total distributions.....            --           (0.02)              --               --           (0.01)              --
                           ------------     -----------       ----------      -----------     -----------       ----------
Net Asset Value, End of
 Period..................  $      21.64     $     18.36       $    12.86      $     21.33     $     18.19       $    12.86
                           ============     ===========       ==========      ===========     ===========       ==========
Total Return.............         17.81%(b)       42.95 %           2.90%(b)        17.32%(b)       41.48 %           2.90%(b)
Ratios/Supplemental Data:
Net assets at end of
 period..................  $166,810,430     $90,854,397       $6,043,740      $11,547,745     $10,991,484       $2,394,297
Ratio of expenses to
 average net assets......          1.33%(c)        1.50 %           1.33%(c)         2.33%(c)        2.39 %           1.33%(c)
Ratio of net investment
 income to average net
 assets..................          2.31%(c)        2.43 %           2.26%(c)         1.30%(c)        1.53 %           1.69%(c)
Ratio of expenses to
 average net assets*.....          1.37%(c)        1.70 %          12.69%(c)         2.37%(c)        2.84 %          13.69%(c)
Portfolio turnover(g)....           371%                                              371%

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005
(f) The amount shown for a share outstanding throughout the period does not accord with the aggregate realized, and change in unrealized, gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                                   June 30, 1999

(Unaudited)

Common Stocks (71.4%)

                                                                       Market
                                                            Shares     Value
                                                            ------- ------------
Airlines (0.3%)
Comair Holdings, Inc.......................................  20,825 $    433,420
Northwest Airlines Corp.--Class A*.........................  18,105      588,413
                                                                    ------------
                                                                       1,021,833
                                                                    ------------
Auto Manufacturers (0.3%)
PACCAR, Inc................................................  23,375    1,247,641
                                                                    ------------
Biotechnology (3.7%)
Amgen, Inc.*...............................................  64,005    3,896,303
Biogen, Inc.*..............................................  48,280    3,105,008
Centocor, Inc.*............................................  18,530      863,961
Chiron Corp.*..............................................  66,130    1,372,198
Genzyme Corp.*.............................................  27,455    1,331,568
Immunex Corp.*.............................................  29,750    3,791,265
                                                                    ------------
                                                                      14,360,303
                                                                    ------------
Chemicals (0.2%)
Sigma-Aldrich Corp.........................................  28,475      980,608
                                                                    ------------
Commercial Services (1.5%)
Concord EFS, Inc.*.........................................  38,335    1,622,050
Paychex, Inc...............................................  62,050    1,977,844
Quintiles Transnational Corp.*.............................  41,735    1,752,870
Stewart Enterprises, Inc.--Class A*........................  24,310      354,014
                                                                    ------------
                                                                       5,706,778
                                                                    ------------
Computer Software (18.9%)
Adobe Systems, Inc.........................................  15,980    1,312,857
Autodesk, Inc..............................................  12,240      361,845
BMC Software, Inc.*........................................  47,940    2,588,760
Cambridge Technology Partners, Inc.*.......................  10,285      180,630
Citrix Systems, Inc.*......................................  27,370    1,546,405
Compuware Corp.*...........................................  60,775    1,933,405
Electronic Arts, Inc.*.....................................  16,235      880,749
Fiserv, Inc.*..............................................  40,885    1,280,212
Intuit, Inc.*..............................................  20,145    1,815,568
Microsoft Corp.*........................................... 470,730   42,453,961
Network Associates, Inc.*..................................  36,635      538,077
Novell, Inc.*.............................................. 109,055    2,889,958
Oracle Corp.*.............................................. 161,670    6,001,998
Parametric Technology Corp.*...............................  96,815    1,343,308
Peoplesoft, Inc.*..........................................  87,295    1,505,839
Siebel Systems, Inc.*......................................  27,625    1,833,609
Yahoo!, Inc.*..............................................  29,325    5,051,230
                                                                    ------------
                                                                      73,518,411
                                                                    ------------
Computers (11.7%)
3COM Corp.*................................................  48,875    1,304,352
Adaptec, Inc.*.............................................  23,630      834,434
Apple Computer, Inc.*......................................  50,915    2,358,001
Cisco Systems, Inc.*....................................... 307,020   19,783,600
Comverse Technology, Inc.*.................................  19,295    1,456,773
Dell Computer Corp.*....................................... 251,940    9,321,780
Electronics for Imaging, Inc.*.............................  11,220      576,428
Micron Electronics, Inc.*..................................  20,315      204,420
Quantum Corp.*.............................................  53,210    1,283,691
Sun Microsystems, Inc.*....................................  89,930    6,193,929
Synopsys, Inc.*............................................  21,420    1,182,116
Veritas Software Corp.*....................................  13,005    1,234,662
                                                                    ------------
                                                                      45,734,186
                                                                    ------------
Common Stocks, continued
                                                                      Market
                                                           Shares     Value
                                                           ------- ------------
Distibution & Wholesale (0.1%)
Tech Data Corp.*..........................................  11,475 $    438,919
                                                                   ------------
Electrical & Electronic - Components & Equipment (1.5%)
American Power Conversion Corp.*..........................  66,895    1,346,262
Molex, Inc................................................  19,890      735,930
Uniphase Corp.*...........................................  12,835    2,130,610
Visx, Inc.*...............................................  18,785    1,487,537
                                                                   ------------
                                                                      5,700,339
                                                                   ------------
Food - Distibution (0.2%)
Food Lion, Inc.--Class B..................................  53,635      620,155
                                                                   ------------
Health Care (0.5%)
Biomet, Inc...............................................  40,715    1,618,422
First Health Group Corp.*.................................   8,925      192,445
Lincare Holdings Inc.*....................................  12,325      308,125
                                                                   ------------
                                                                      2,118,992
                                                                   ------------
Internet Services (3.3%)
Amazon.Com, Inc.*.........................................  28,645    3,584,206
At Home Corporation--Series A*............................  70,040    3,777,782
CMGI, Inc.*...............................................  26,945    3,073,414
CNET, Inc.*...............................................  21,420    1,234,328
Lycos, Inc.*..............................................  14,450    1,327,594
                                                                   ------------
                                                                     12,997,324
                                                                   ------------
Media (2.1%)
Chancellor Media Corp.*...................................  46,835    2,581,779
Comcast Corp.--Special Class A............................  92,225    3,544,899
Reuters Group PLC--ADR....................................   7,480      606,348
USA Networks, Inc.*.......................................  37,655    1,510,907
                                                                   ------------
                                                                      8,243,933
                                                                   ------------
Medical Instruments (0.0%)
Genzyme Surgical Products*................................   4,626       20,381
                                                                   ------------
Medical - Hospital Management & Services (0.1%)
Pacificare Health Systems*................................   7,480      538,093
                                                                   ------------
Metal Processing (0.1%)
Worthington Industries, Inc...............................  16,745      275,246
                                                                   ------------
Office Equipment & Services (0.1%)
Corporate Express, Inc.*..................................  15,895      111,265
Miller Herman, Inc........................................  16,405      344,505
                                                                   ------------
                                                                        455,770
                                                                   ------------
Packaging (0.3%)
Smurfit-Stone Container Corp.*............................  56,695    1,165,791
                                                                   ------------
Pharmaceuticals (0.1%)
Rexall Sundown, Inc.*.....................................  10,880      132,600
                                                                   ------------
Professional Schools (0.1%)
Apollo Group, Inc.--Class A*..............................  19,465      517,039
                                                                   ------------
Restaurants (0.7%)
CBRL Group, Inc...........................................  10,455      181,002
Starbucks Corp.*..........................................  66,895    2,512,744
                                                                   ------------
                                                                      2,693,746
                                                                   ------------

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraOTC ProFund                                                  June 30, 1999

(Unaudited)

Common Stocks, continued

                                                                       Market
                                                            Shares     Value
                                                            ------- ------------
Retail (2.2%)
Bed Bath & Beyond, Inc.*...................................  50,405 $  1,940,593
Costco Companies, Inc.*....................................  30,855    2,470,328
Dollar Tree Stores, Inc.*..................................  14,110      620,840
Fastenal Co................................................   7,395      387,775
Ross Stores, Inc...........................................   9,435      475,288
Staples, Inc.*.............................................  83,895    2,595,502
                                                                    ------------
                                                                       8,490,326
                                                                    ------------
Semiconductors (10.5%)
Altera Corp.*..............................................  73,185    2,694,123
Applied Materials, Inc.*...................................  51,765    3,824,139
Atmel Corp.*...............................................  18,955      496,384
Intel Corp................................................. 313,735   18,667,232
KLA-Tencor Corp.*..........................................  28,305    1,836,287
Linear Technology Corp.....................................  53,805    3,618,386
Maxim Integrated Products*.................................  50,065    3,329,323
Microchip Technology, Inc.*................................  11,050      523,494
Sanmina Corp.*.............................................  16,150    1,225,381
Vitesse Semiconductor Corp.*...............................  21,420    1,444,511
Xilinx, Inc.*..............................................  55,165    3,158,196
                                                                    ------------
                                                                      40,817,456
                                                                    ------------
Telecommunications - Services and Equipment (8.4%)
ADC Telecommunication, Inc.*...............................  45,390    2,068,082
Andrew Corp.*..............................................  15,725      297,792
Ericsson (Lm) Telephone--ADR...............................  79,560    2,620,508
Level 3 Communications, Inc.*..............................  63,070    3,788,142
Lucent Technologies, Inc...................................      66           17
McLeodUSA, Inc.--Class A*..................................  15,810      869,550
Nextel Communications, Inc.--Class A*...................... 102,000    5,119,125
NTL, Inc.*.................................................  20,485    1,765,551
PanAmSat Corp.*............................................  53,465    2,081,792
Qualcomm, Inc.*............................................  46,410    6,659,834
Qwest Communications International, Inc.*.................. 104,635    3,459,495
Tellabs, Inc.*.............................................  59,585    4,025,712
                                                                    ------------
                                                                      32,755,600
                                                                    ------------
Telephone (3.9%)
MCI Worldcom, Inc.*........................................ 177,395   15,300,319
                                                                    ------------
Textiles (0.6%)
Cintas Corp................................................  35,615    2,392,883
                                                                    ------------
TOTAL COMMON STOCKS (Cost $264,407,158)....................          278,244,672
                                                                    ------------
Options Purchased (10.2%)

                                                                      Market
                                                         Shares       Value
                                                       ----------- ------------
Nasdaq Call Option expiring July 1999 @ 1000..........         300 $ 39,750,000
Nasdaq Put Option expiring July 1999 @ 1200...........       1,000       26,000
                                                                   ------------
TOTAL OPTIONS PURCHASED (Cost $30,050,000)............               39,776,000
                                                                   ------------
U.S. Treasury Obligations (16.8%)
                                                        Principal
                                                         Amount
                                                       -----------
United States Treasury Notes, 4.50%, 9/30/00.......... $66,099,000   65,241,806
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,243,650)....               65,241,806
                                                                   ------------
TOTAL INVESTMENTS (Cost $359,700,807)(a) (98.4%)......              383,262,478
Other assets in excess of liabilities (1.6%)..........                6,271,532
                                                                   ------------
TOTAL NET ASSETS (100.0%).............................             $389,534,010
                                                                   ============
-----
Percentages indicated are based on net assets of $389,534,010.
Futures Purchased
                                                        Number of
                                                        Contracts
                                                       -----------
Nasdaq 100 Future Contract expiring September 1999....       1,831  425,707,500
                                                                   ------------
TOTAL FUTURES PURCHASED (Cost $389,921,279)...........             $425,707,500
                                                                   ============

-----
* non-income producing
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized Appreciation... $26,975,255
      Unrealized Depreciation...  (3,413,584)
                                 -----------
      Net Unrealized Apprecia-
       tion..................... $23,561,671
                                 ===========

ADR--American Depositary Receipt
PLC--Public Limited Company
              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999
Assets:
 Investments, at value (cost $359,700,807).......................  $383,262,478
 Cash............................................................     1,285,452
 Receivable from Investment Advisor..............................         1,105
 Net receivable for variation margin on open futures contracts...     4,390,980
 Interest and dividends receivable...............................       749,353
 Prepaid expenses................................................       146,838
 Deferred organization costs.....................................        27,896
                                                                   ------------
 Total Assets....................................................   389,864,102
Liabilities:
 Advisory fees payable...........................................       200,245
 Management servicing fees payable...............................        40,049
 Administration fees payable.....................................         5,969
 Shareholder servicing--Service Class............................        62,229
 Other payables and accrued expenses.............................        21,600
                                                                   ------------
 Total Liabilities...............................................       330,092
                                                                   ------------
Net Assets.......................................................  $389,534,010
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $328,893,242
 Accumulated undistributed net investment income.................      (429,010)
 Accumulated undistributed net realized gains on investments and
  futures contracts..............................................     1,721,886
 Net unrealized appreciation of investments and futures
  contracts......................................................    59,347,892
                                                                   ------------
Total Net Assets.................................................  $389,534,010
                                                                   ============
Investor Shares:
 Net Assets......................................................  $337,613,412
 Shares of Capital Stock Outstanding*............................     8,097,384
 Net Asset Value (offering and redemption price per share)*......  $      41.69
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 51,920,598
 Shares of Capital Stock Outstanding*............................     1,257,908
 Net Asset Value (offering and redemption price per share)*......  $      41.28
                                                                   ============

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999 and a 4 for 1 stock split that occurred on July 16, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999
Investment Income:
 Interest.........................................................  $ 1,851,200
 Dividends........................................................       81,891
                                                                    -----------
                                                                      1,933,091
Expenses:
 Advisory fees....................................................    1,240,770
 Management servicing fees........................................      248,155
 Administration fees..............................................      306,847
 Shareholder servicing fees--Service Class........................      212,438
 Fund accounting fees.............................................       50,628
 Transfer agent fees..............................................      218,859
 Custody fees.....................................................       51,757
 Registration & filing fees.......................................       57,817
 Other fees.......................................................       88,620
                                                                    -----------
 Total expenses before waivers/reimbursements.....................    2,475,891
 Less expenses waived/reimbursed..................................     (112,277)
                                                                    -----------
 Net expenses.....................................................    2,363,614
                                                                    -----------
Net Investment Income (Loss)......................................     (430,523)
                                                                    -----------
Realized and Unrealized Gains (Losses) on Investments:
 Net realized gains on investment transactions and futures
  contracts.......................................................   63,609,069
 Net change in unrealized depreciation of investments and futures
  contracts.......................................................   (9,376,013)
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   54,233,056
                                                                    -----------
Increase in Net Assets Resulting from Operations..................  $53,802,533
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                                  For the period from
                                  For the            For the      December 2, 1997 (a)
                              six months ended     year ended           through
                               June 30, 1999    December 31, 1998  December 31, 1997
                              ----------------  ----------------- --------------------
Change in Net Assets:
Operations:
 Net investment income
  (loss)....................  $      (430,523)   $       520,125      $     1,652
 Net realized gains (losses)
  on investment transactions
  and futures contracts.....       63,609,069         14,500,678         (867,046)
 Net change in unrealized
  appreciation/(depreciation)
  of investments and futures
  contracts.................       (9,376,013)        68,743,665          (19,760)
                              ---------------    ---------------      -----------
 Net increase (decrease) in
  net assets resulting from
  operations................       53,802,533         83,764,468         (885,154)
Distributions to
 Shareholders from:
 Net investment income
 Investor shares............               --            (37,904)              --
 Service shares.............               --               (158)              --
                              ---------------    ---------------      -----------
 Net (decrease) in assets
  resulting from
  distributions.............               --            (38,062)              --
Capital Share Transactions:
 Proceeds from shares
  issued....................    1,930,911,713      1,198,375,948        9,874,239
 Dividends reinvested.......               --             26,453               --
 Cost of shares redeemed....   (1,866,589,376)    (1,011,639,835)      (8,068,917)
                              ---------------    ---------------      -----------
 Net increase in net assets
  from capital share
  transactions..............       64,322,337        186,762,566        1,805,322
                              ---------------    ---------------      -----------
 Total increase in net
  assets....................      118,124,870        270,488,972          920,168
Net Assets:
 Beginning of period........      271,409,140            920,168               --
                              ---------------    ---------------      -----------
 End of period..............  $   389,534,010    $   271,409,140      $   920,168
                              ===============    ===============      ===========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial   Adjusted for 5:1 reverse stock split on January 15, 1999 and 4:1 stock split on
interest outstanding                                         July 16, 1999
                                        Investor Class                                      Service Class
                           -------------------------------------------------   ------------------------------------------------
                                                                 For the                                            For the
                             For the                           period from       For the                          period from
                            six months         For the         December 2,     six months         For the         December 2,
                              ended           year ended        1997 (a)          ended          year ended        1997 (a)
                             June 30,        December 31,    to December 31,    June 30,        December 31,    to December 31,
                               1999              1998             1997            1999              1998             1997
                           ------------      ------------    ---------------   -----------      ------------    ---------------
Net Asset Value,
 Beginning of Period.....  $      29.82      $      10.45       $  12.50       $     29.68      $     10.45        $  12.50
                           ------------      ------------       --------       -----------      -----------        --------
 Net investment income
  (loss).................         (0.01)(d)          0.20(d)        0.08             (0.05)(d)         0.10(d)           --
 Net realized and
  unrealized gain/(loss)
  on investment
  transactions and
  futures contracts......         11.88             19.17          (2.13)            11.65            19.13           (2.05)
                           ------------      ------------       --------       -----------      -----------        --------
 Total income/(loss) from
  investment operations..         11.87             19.37          (2.05)            11.60            19.23           (2.05)
                           ------------      ------------       --------       -----------      -----------        --------
Distribution to
 Shareholders from:
 Net investment income...            --                --(e)          --                --               --(e)           --
                           ------------      ------------       --------       -----------      -----------        --------
 Total distributions.....            --                --             --                --               --              --
                           ------------      ------------       --------       -----------      -----------        --------
Net Asset Value, End of
 Period..................  $      41.69      $      29.82       $  10.45       $     41.28      $     29.68        $  10.45
                           ============      ============       ========       ===========      ===========        ========
Total Return.............         39.89 %(b)       185.34%        (16.40)%(b)        39.08 %(b)      183.98%         (16.40)%(b)
Ratios/Supplemental Data:
Net assets, end of year..  $337,613,412      $239,017,203       $256,184       $51,920,598      $32,391,937        $663,984
Ratio of expenses to
 average net assets......          1.30 %(c)         1.47%          1.07 %(c)         2.30 %(c)        2.38%           1.75 %(c)
Ratio of net investment
 income to average net
 assets..................         (0.13)%(c)         1.05%          2.73 %(c)        (1.11)%(c)        0.07%          (0.06)%(c)
Ratio of expenses to
 average net assets*.....          1.37 %(c)         1.67%         21.74 %(c)         2.32 %(c)        2.61%          23.42 %(c)
Portfolio Turnover(f)....           543 %             156%                             543 %            156%

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraEurope ProFund                                               June 30, 1999

(Unaudited)

Options Purchased (0.0%)

                                                        Contracts
                                                            or
                                                        Principal     Market
                                                          Amount      Value
                                                        ---------- ------------
CAC Put Option expiring
 July 1999 @ 2720......................................      2,188 $         --
DAX Put Option expiring
 July 1999 @ 3270......................................      1,820           --
FTSE 100 Put Option expiring
 July 1999 @ 4000......................................        986           --
                                                                   ------------
TOTAL OPTIONS PURCHASED
 (Cost $22,049)........................................                      --
                                                                   ------------
U.S. Treasury Note (84.1%)
United States Treasury Note, 4.50%, 9/30/00............ $9,444,000    9,321,523
                                                                   ------------
TOTAL U.S. TREASURY NOTE
 (Cost $9,321,791).....................................               9,321,523
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $9,343,840)(a) (84.1%)..........................               9,321,523
Other assets in excess of liabilities (15.9%)..........               1,758,194
                                                                   ------------
TOTAL NET ASSETS (100.0%)..............................            $ 11,079,717
                                                                   ============

-----
Percentages indicated are based on net assets of $11,079,717.

Futures Sold

                                                       Number of    Market
                                                       Contracts    Value
                                                       --------- ------------
CAC 40 Index Future Contract expiring July 1999.......       161 $ (7,514,745)
FTSE 100 Index Future Contract expiring September
 1999.................................................        72   (4,595,040)
FUSD 30 Index Future Contract expiring September
 1999.................................................        53   (7,180,175)
                                                                 ------------
TOTAL FUTURES SOLD
 (Proceeds $19,494,956)...............................           $(19,289,960)

                                                                 ============
-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
      Unrealized appreciation........................................ $     --
      Unrealized depreciation........................................  (22,317)
                                                                      --------
      Net Unrealized depreciation.................................... $(22,317)
                                                                      ========

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                    June 30,1999
Assets:
 Investments, at value (cost $9,343,840)..........................  $ 9,321,523
 Cash.............................................................    2,019,977
 Receivable from Investment Advisor...............................       25,218
 Interest receivable..............................................      106,826
 Net receivable for variation margin on open futures contracts....       71,377
                                                                    -----------
 Total Assets.....................................................   11,544,921
Liabilities:
 Foreign currency at value ($344,288).............................      342,832
 Net payable for variation margin on futures contracts............       91,772
 Investment Advisory fees payable.................................        2,435
 Management fees payable..........................................          432
 Administration fees payable......................................       23,037
 Shareholder servicing fees payable--Service Class................        1,586
 Other payables and accrued expenses..............................        3,110
                                                                    -----------
 Total Liabilities................................................      465,204
                                                                    -----------
Net Assets........................................................  $11,079,717
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $11,461,271
 Accumulated undistributed net investment income..................        4,518
 Accumulated undistributed net realized losses on investments,
  futures contracts, and foreign currency transactions............      (88,237)
 Net unrealized appreciation of investments, futures contracts,
  and foreign currency transactions...............................     (297,835)
                                                                    -----------
Total Net Assets..................................................  $11,079,717
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 4,452,617
 Shares of Capital Stock Outstanding..............................      152,640
 Net Asset Value (offering and redemption price per share)........  $     29.17
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 6,627,100
 Shares of Capital Stock Outstanding..............................      227,914
 Net Asset Value (offering and redemption price per share)........  $     29.08
                                                                    ===========
Statement of Operations
                           For the period March 15, 1999(a) through June 30,1999

Investment Income:
 Interest..........................................................  $  12,909
Expenses:
 Advisory fees.....................................................      2,866
 Management servicing fees.........................................        478
 Administration fees...............................................     22,826
 Shareholder servicing fees--Service Class.........................      1,623
 Transfer agent fees...............................................        674
 Custody fees......................................................      2,010
 Registration & filing fees........................................      2,777
 Other fees........................................................        550
                                                                     ---------
 Total expenses before waivers/reimbursements......................     33,804
 Less expenses waived/reimbursed...................................    (25,413)
                                                                     ---------
 Net expenses......................................................      8,391
                                                                     ---------
Net Investment Income..............................................      4,518
                                                                     ---------
Realized and Unrealized Gains (Losses) on Investments:
 Net realized losses on investment transactions and futures
  contracts........................................................    (91,582)
 Net realized gain on foreign currency transactions................      3,345
 Net change in unrealized depreciation of investments, futures
  contracts, and foreign currency transactions.....................   (297,835)
                                                                     ---------
 Net realized and unrealized gains on investments, futures
  contracts, and foreign currency transactions.....................   (386,072)
                                                                     ---------
Increase In Net Assets Resulting from Operations...................  $(381,554)
                                                                     =========
-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                                For the period
                                                              March 15, 1999 (a)
                                                                   through
                                                                June 30, 1999
                                                              ------------------
Change in Net Assets:
Operations:
 Net investment income......................................     $     4,518
 Net realized losses on investments and futures contracts...         (91,582)
 Net realized gain on foreign currency transactions.........           3,345
 Net change in unrealized depreciation of investments,
  futures contracts, and foreign currency transactions......        (297,835)
                                                                 -----------
 Net decrease in net assets resulting from operations.......        (381,554)
Distributions to Shareholders from:
 Net investment income
 Investor shares............................................              --
 Service shares.............................................              --
 Net realized gains on investment transactions and futures
  contracts.................................................              --
                                                                 -----------
 Net increase in assets resulting from distributions........              --
Capital Share Transactions:
 Proceeds from shares issued................................      12,096,074
 Dividends reinvested.......................................              --
 Cost of shares redeemed....................................        (634,803)
                                                                 -----------
 Net increase in net assets resulting from capital share
  transactions..............................................      11,461,271
                                                                 -----------
 Total increase in net assets...............................      11,079,717
Net Assets:
 Beginning of period........................................              --
                                                                 -----------
 End of period..............................................     $11,079,717
                                                                 ===========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                     March 15, 1999 (a)    March 15, 1999 (a)
                                    through June 30, 1999 through June 30, 1999
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................      $    30.00            $    30.00
                                         ----------            ----------
 Net investment income.............            0.17 (d)              0.08 (d)
 Net realized and unrealized gain
  (loss) on investment transactions
  and futures contracts............           (1.00)                (1.00)
                                         ----------            ----------
 Total income (loss) from
  investment operations............           (0.83)                (0.92)
Distribution to Shareholders from:
 Net investment income.............              --                    --
 Net realized gains on investment
  transactions and futures
  contracts........................              --                    --
                                         ----------            ----------
 Total distributions...............              --                    --
                                         ----------            ----------
Net Asset Value, End of Period.....      $    29.17            $    29.08
                                         ==========            ==========
Total Return.......................           (2.77)%(b)            (3.07)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........      $4,452,617            $6,627,100
Ratio of expenses to average net
 assets............................            2.01 %(c)             3.21 %(c)
Ratio of net investment income to
 average net assets................            1.91 %(c)             0.93 %(c)
Ratio of expenses to average net
 assets*...........................           13.28 %(c)             7.92 %(c)
Portfolio turnover(e) .............              12 %                  12 %

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
Bear ProFund                                                      June 30, 1999

(Unaudited)

Options Purchased (14.6%)
                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
S&P 500 Put Option expiring
 July 1999 @ 1775........................................          4 $  396,500
                                                                     ----------
TOTAL OPTIONS PURCHASED
 (Cost $455,020).........................................               396,500
                                                                     ----------
U.S. Treasury Note (84.9%)
United States Treasury Note,
 4.50%, 9/30/00.......................................... $2,345,000  2,314,589
                                                                     ----------
TOTAL U.S. TREASURY NOTE
 (Cost $2,314,655).......................................             2,314,589
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $2,769,675)(a) (99.5%)............................             2,711,089
Other assets in excess of liabilities (0.5%).............                13,994
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $2,725,083
                                                                     ==========
-----
Percentages indicated are based on net assets of $2,725,083.
Futures Sold
                                                         Number of   Market
                                                         Contracts    Value
                                                         --------- -----------
S&P 500 Future Contract expiring September 1999.........         4 $  (206,775)
S&P 500 Future Contract expiring September 1999.........         3  (1,033,875)
                                                                   -----------
TOTAL FUTURES SOLD
 (Proceeds $1,209,646)..................................           $(1,240,650)
                                                                    ===========
-----
(a) Represents cost for income tax purposes differ from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........................................ $     --
      Unrealized depreciation........................................  (58,586)
                                                                      --------
      Net unrealized depreciation.................................... $(58,586)
                                                                      ========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999
Assets:
 Investments, at value (cost $2,769,675)..........................  $ 2,711,089
 Capital shares receivable........................................        1,913
 Receivable from Investment Advisor...............................          124
 Interest receivable..............................................       26,525
 Prepaid expenses.................................................       29,651
 Deferred organization cost.......................................           68
                                                                    -----------
 Total Assets.....................................................    2,769,370
Liabilities:
 Payable to custodian.............................................        5,179
 Payable for capital shares redeemed..............................        3,204
 Net payable for variation margin on futures contracts............       17,190
 Advisory fees payable............................................       11,371
 Management servicing fees payable................................        2,274
 Administration fees payable......................................           57
 Shareholder servicing fees payable--Service Class................        2,082
 Other payables and accrued expenses..............................        2,930
                                                                    -----------
 Total Liabilities................................................       44,287
                                                                    -----------
Net Assets........................................................  $ 2,725,083
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 5,549,047
 Accumulated undistributed net investment income..................       99,815
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (2,834,189)
 Net unrealized depreciation of investments and futures
  contracts.......................................................      (89,590)
                                                                    -----------
Total Net Assets..................................................  $ 2,725,083
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 1,291,120
 Shares of Capital Stock Outstanding*.............................       35,146
 Net Asset Value (offering and redemption price per share)*.......  $     36.74
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,433,963
 Shares of Capital Stock Outstanding*.............................       39,504
 Net Asset Value (offering and redemption price per share)*.......  $     36.30
                                                                    ===========
-----
* Reflects 5 for 1 reverse stock split that occurred on January 15, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999
Investment Income:
 Interest........................................................  $   154,657
Expenses:
 Advisory fees...................................................       28,746
 Management servicing fees.......................................        5,749
 Administration fees.............................................        5,814
 Shareholder servicing fees--Service Class.......................        3,078
 Fund accounting fees............................................        1,150
 Transfer agent fees.............................................        3,304
 Custody fees....................................................        3,578
 Registration & filing fees......................................       15,997
 Other fees......................................................       10,081
                                                                   -----------
 Total expenses before waivers/reimbursements....................       77,497
 Less expenses waived/reimbursed.................................      (21,365)
                                                                   -----------
 Net expenses....................................................       56,132
                                                                   -----------
Net Investment Income............................................       98,525
                                                                   -----------
Realized and Unrealized Gains (Losses) on Investments:
 Net realized losses on investment transactions and futures
  contracts......................................................   (2,064,475)
 Net change in unrealized depreciation of investments and futures
  contracts......................................................      (92,347)
                                                                   -----------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (2,156,822)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(2,058,297)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                              For the period from
                              For the           For the      December 31, 1997 (a)
                          six months ended    year ended            through
                           June 30, 1999   December 31, 1998   December 31, 1997
                          ---------------- ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income..    $     98,525     $     41,992         $       --
 Net realized gains
  (losses) on investment
  transactions and
  futures contracts.....      (2,064,475)        (769,283)               137
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures contracts.....         (92,347)           2,324                433
                            ------------     ------------         ----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      (2,058,297)        (724,967)               570
Distributions to
 Shareholders from:
 Net investment income
 Investor shares........              --          (38,388)                --
 Service shares.........              --           (2,314)                --
 Net realized gains on
  investment
  transactions and
  futures contracts
 Investor shares........              --             (481)                --
 Service shares.........              --              (87)                --
                            ------------     ------------         ----------
 Net decrease in assets
  resulting from
  distributions.........              --          (41,270)                --
Capital Share
 Transactions:
 Proceeds from shares
  issued................      88,489,581       53,489,566          2,515,852
 Dividends reinvested...              --           39,914
 Cost of shares
  redeemed..............     (88,252,658)     (50,733,208)                --
                            ------------     ------------         ----------
 Net increase in net
  assets resulting from
  capital share
  transactions..........         236,923        2,796,272          2,515,852
                            ------------     ------------         ----------
 Total increase in net
  assets................      (1,821,374)       2,030,035          2,516,422
Net Assets:
 Beginning of period....       4,546,457        2,516,422                 --
                            ------------     ------------         ----------
 End of period..........    $  2,725,083     $  4,546,457         $2,516,422
                            ============     ============         ==========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)

Financial Highlights

For a share of beneficial interest outstanding   Adjusted for 5:1 reverse stock
                                                 split on January 15, 1999

                                       Investor Class                                    Service Class
                           ----------------------------------------------   ---------------------------------------------
                                                              For the                                         For the
                            For the                         period from      For the                        period from
                           six months        For the        December 31,    six months        For the      December 31,
                             ended          year ended       1997 (a)         ended          year ended       1997 (a)
                            June 30,       December 31,   to December 31,    June 30,       December 31,  to December 31,
                              1999             1998             1997           1999             1998            1997
                           ----------      ------------   ---------------   ----------      ------------  ---------------
Net Asset Value,
 Beginning of Period.....  $    39.88       $    50.00      $    50.00      $    39.76        $  50.00        $50.00
                           ----------       ----------      ----------      ----------        --------        ------
 Net investment income...        0.47(d)          1.47(d)           --            0.15(d)         0.87(d)         --
 Net realized and
  unrealized loss on
  investments and futures
  contracts..............       (3.61)          (11.22)             --           (3.61)         (10.88)           --
                           ----------       ----------      ----------      ----------        --------        ------
 Total loss from
  investment operations..       (3.14)           (9.75)             --           (3.46)         (10.01)           --
Distribution to
 Shareholders from:
 Net investment income...          --            (0.37)             --              --           (0.23)           --
 Net realized gains on
  investment transactions
  and futures contracts..          --               --(e)           --              --              --(e)         --
                           ----------       ----------      ----------      ----------        --------        ------
 Total distributions.....          --            (0.37)             --              --           (0.23)           --
                           ----------       ----------      ----------      ----------        --------        ------
Net Asset Value, End of
 Period..................  $    36.74       $    39.88      $    50.00      $    36.30        $  39.76        $50.00
                           ==========       ==========      ==========      ==========        ========        ======
Total Return.............       (7.92)%(b)      (19.46)%          0.00%(b)       (8.68)%(b)     (20.04)%        0.00%(b)
Ratios/Supplemental Data:
Net assets at end of
 period..................  $1,291,120       $4,166,787      $2,516,412      $1,433,963        $379,670        $   10
Ratio of expenses to
 average net assets......        1.37 %(c)        1.54 %          0.00%(c)        2.62 %(c)       2.49 %        0.00%(c)
Ratio of net investment
 income to average net
 assets..................        2.71 %(c)        3.12 %          0.00%(c)        1.04 %(c)       1.90 %        0.00%(c)
Ratio of expenses to
 average net assets*.....        1.91 %(c)        3.26 %        325.97%(c)        3.38 %(c)       4.09 %      326.97%(c)
Portfolio turnover(f)....         469 %                                            469 %

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                                 June 30, 1999

(Unaudited)
 Options Purchased (21.9%)

                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
S&P 500 Call Option expiring
 July 1999 @ 1700......................................         400 $     6,000
S&P 500 Put Option expiring
 July 1999 @ 1775......................................         100   9,912,500
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $11,387,500)....................................               9,918,500
                                                                    -----------

 U.S. Treasury Note (79.3%)

United States Treasury Note, 4.50%, 9/30/00............ $36,348,000  35,876,627
                                                                    -----------
TOTAL U.S. TREASURY NOTE
 (Cost $35,877,641)....................................              35,876,627
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $47,265,141)(a) (101.2%)........................              45,795,127
Other liabilities in excess of assets (1.2%)...........                (540,383)
                                                                    -----------
TOTAL NET ASSETS (100.0%)..............................             $45,254,744
                                                                    ===========

-----
Percentages indicated are based on net assets of $45,254,744.
 Futures Sold

                                                        Number of    Market
                                                        Contracts    Value
                                                        --------- ------------
S&P 500 Future Contract expiring September 1999........       171 $(58,930,875)
                                                                  ------------
TOTAL FUTURE SOLD
 (Proceeds $56,318,370)................................           $(58,930,875)
                                                                  ============

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation...................................... $        --
      Unrealized depreciation......................................  (1,470,014)
                                                                    -----------
      Net unrealized depreciation.................................. $(1,470,014)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999
Assets:
 Investments, at value (cost $47,265,141)........................  $ 45,795,127
 Receivable from Investment Advisor..............................           285
 Interest receivable.............................................       411,149
 Prepaid expenses................................................        36,957
 Deferred organization costs.....................................         5,542
                                                                   ------------
 Total Assets....................................................    46,249,060
Liabilities:
 Payable to custodian............................................       226,196
 Net payable for variation margin on futures contracts...........       705,375
 Advisory fees payable...........................................        35,999
 Management servicing fees payable...............................         7,200
 Administration fees payable.....................................           880
 Shareholder servicing fees payable--Service Class...............        10,474
 Other payables and accrued expenses.............................         8,192
                                                                   ------------
 Total Liabilities...............................................       994,316
                                                                   ------------
Net Assets.......................................................  $ 45,254,744
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 69,733,751
 Accumulated undistributed net investment income.................       501,726
 Accumulated net realized losses on investments and futures
  contracts......................................................   (20,898,214)
 Net unrealized depreciation of investments and futures
  contracts......................................................    (4,082,519)
                                                                   ------------
Total Net Assets.................................................  $ 45,254,744
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 40,861,705
 Shares of Capital Stock Outstanding*............................     1,613,374
 Net Asset Value (offering and redemption price per share)*......  $      25.33
                                                                   ============
Service Shares:
 Net Assets......................................................  $  4,393,039
 Shares of Capital Stock Outstanding*............................       174,548
 Net Asset Value (offering and redemption price per share)*......  $      25.17
                                                                   ============

-----
* Reflects 5 for 1 reverse stock split that occurred on January 15, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999

Investment Income:
 Interest.......................................................  $    905,038
Expenses:
 Advisory fees..................................................       202,187
 Management servicing fees......................................        40,437
 Administration fees............................................        46,152
 Shareholder servicing fees--Service Class......................        34,629
 Fund accounting fees...........................................         8,087
 Transfer agent fees............................................        43,033
 Custody fees...................................................         4,838
 Registration & filing fees.....................................        25,243
 Other fees.....................................................        15,469
                                                                  ------------
 Total expenses before waivers/reimbursements...................       420,075
 Less expenses waived/reimbursed................................       (16,763)
                                                                  ------------
 Net expenses...................................................       403,312
                                                                  ------------
Net Investment Income...........................................       501,726
                                                                  ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investment transactions and futures
  contracts.....................................................   (13,738,835)
 Net change in unrealized depreciation of investments and
  futures contracts.............................................    (2,433,533)
                                                                  ------------
 Net realized and unrealized losses on investments..............   (16,172,368)
                                                                  ------------
Decrease in Net Assets Resulting from Operations................  $(15,670,642)
                                                                  ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                              For the period from
                              For the           For the      December 23, 1997 (a)
                          six months ended    year ended            through
                           June 30, 1999   December 31, 1998   December 31, 1997
                          ---------------- ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income..   $     501,726     $     432,129        $     2,433
 Net realized gains
  (losses) on investment
  transactions and
  futures contracts.....     (13,738,835)       (7,159,379)           167,320
 Net change in
  unrealized
  depreciation of
  investments and
  futures contracts.....      (2,433,533)       (1,648,986)                --
                           -------------     -------------        -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     (15,670,642)       (8,376,236)           169,753
Distributions to
 Shareholders from:
 Net investment income
 Investor shares........              --           (21,742)                --
 Service shares.........              --                --                 --
                           -------------     -------------        -----------
 Net (decrease) in
  assets resulting from
  distributions.........              --           (21,742)                --
Capital Share
 Transactions:
 Proceeds from shares
  issued................     490,875,032       457,690,222          4,806,030
 Dividends reinvested...               6            11,707
 Cost of shares
  redeemed..............    (460,901,856)     (418,351,778)        (4,975,752)
                           -------------     -------------        -----------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....      29,973,182        39,350,151           (169,722)
                           -------------     -------------        -----------
 Total increase in net
  assets................      14,302,540        30,952,173                 31
Net Assets:
 Beginning of period....      30,952,204                31                 --
                           -------------     -------------        -----------
 End of period..........   $  45,254,744     $  30,952,204        $        31
                           =============     =============        ===========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding                      Adjusted for 5:1 reverse stock split on January 15, 1999
                                        Investor Class                                    Service Class
                           ------------------------------------------------  ------------------------------------------------
                                                                For the                                           For the
                                                              period from                                       period from
                             For the          For the        December 23,     For the          For the         December 23,
                           six months        year ended        1997 (a)      six months       year ended         1997 (a)
                            June 30,        December 31,    to December 31,   June 30,       December 31,     to December 31,
                              1999              1998             1997           1999             1998              1997
                           -----------      ------------    ---------------  ----------      ------------     ---------------
Net Asset Value,
 Beginning of Period.....  $     31.88      $     51.80        $   50.00     $    31.83       $    51.75          $50.00
                           -----------      -----------        ---------     ----------       ----------          ------
 Net investment income...         0.23(d)          1.16(d)      6,082.50(e)        0.12(d)          0.75(d)           --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts......        (6.78)          (21.04)       (6,080.70)(e)      (6.78)          (20.67)           1.75
                           -----------      -----------        ---------     ----------       ----------          ------
 Total income/(loss) from
  investment operations..        (6.55)          (19.88)            1.80          (6.66)          (19.92)           1.75
Distribution to
 Shareholders from:
 Net investment income...           --            (0.04)              --             --               --              --
                           -----------      -----------        ---------     ----------       ----------          ------
 Total distributions.....           --            (0.04)              --             --               --              --
                           -----------      -----------        ---------     ----------       ----------          ------
Net Asset Value, End of
 Period..................  $     25.33      $     31.88        $   51.80     $    25.17       $    31.83          $51.75
                           ===========      ===========        =========     ==========       ==========          ======
Total Return.............       (20.60)%(b)      (38.34)%           3.60%(b)     (20.97)%         (38.45)%(b)       3.50%(b)
Ratios/Supplemental Data:
Net assets, end of year..  $40,861,705      $27,939,876        $      21     $4,393,039       $3,012,328          $   10
Ratio of expenses to
 average net assets......         1.37 %(c)        1.57 %           1.33%(c)       2.36 %(c)        2.45 %          1.33%(c)
Ratio of net investment
 income to average net
 assets..................         1.99 %(c)        2.73 %           2.97%(c)       1.02 %(c)        1.74 %          0.00%(c)
Ratio of expenses to
 average net assets*.....         1.45 %(c)        1.78 %          32.39%(c)       2.33 %(c)        2.74 %         33.39%(c)
Portfolio turnover(f)....          480 %                                            480 %

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraShort OTC ProFund                                             June 30, 1999

(Unaudited)

Options Purchased (18.5%)

                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
Nasdaq Call Option expiring
 July 1999 @ 3000......................................         600 $    12,000
Nasdaq Put Option expiring
 July 1999 @ 2900......................................         150   8,625,000
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $12,024,000)....................................               8,637,000
                                                                    -----------
U.S. Treasury Note (82.3%)
United States Treasury Note,
 4.50%, 9/30/00........................................ $38,994,000  38,488,313
                                                                    -----------
TOTAL U.S. TREASURY NOTE
 (Cost $38,489,401)....................................              38,488,313
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $50,513,401)(a) (100.8%)........................              47,125,313
Other liabilities in excess of assets (0.8%)...........                (382,679)
                                                                    -----------
TOTAL NET ASSETS (100.0%)..............................             $46,742,634
                                                                    ===========

-----
Percentages indicated are based on net assets of $46,742,634.

Futures Sold

                                                        Number of    Market
                                                        Contracts    Value
                                                        --------- ------------
Nasdaq Futures Contract expiring September 1999........       264 $(61,380,000)
                                                                  ------------
TOTAL FUTURES SOLD
 (Proceeds $56,646,831)................................           $(61,380,000)
                                                                  ============

-----
(a) Represents cost for federal income tax purposes differ from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation...................................... $        --
      Unrealized depreciation......................................  (3,388,088)
                                                                    -----------
      Net unrealized depreciation.................................. $(3,388,088)
                                                                    ===========
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund
(Unaudited)

Statement of Assets and Liabilities
                                                                   June 30, 1999

Assets:
 Investments, at value ($50,513,401).............................  $ 47,125,313
 Receivable from Investment Advisor..............................           386
 Interest receivable.............................................       441,080
 Prepaid expenses................................................        54,063
                                                                   ------------
 Total Assets....................................................    47,620,842
Liabilities:
 Payable to custodian............................................       183,571
 Net payable for variation margin on futures contracts...........       633,600
 Advisory fees payable...........................................        35,901
 Management servicing fees payable...............................         7,180
 Administration fees payable.....................................           990
 Shareholder servicing fees--Service Class.......................         3,173
 Other payables and accrued expenses.............................        13,793
                                                                   ------------
 Total Liabilities...............................................       878,208
                                                                   ------------
Net Assets.......................................................  $ 46,742,634
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 98,270,530
 Accumulated undistributed net investment income.................       543,819
 Accumulated net realized losses on investments and futures
  contracts......................................................   (43,950,458)
 Net unrealized depreciation of investments and futures
  contracts......................................................    (8,121,257)
                                                                   ------------
Total Net Assets.................................................  $ 46,742,634
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 45,091,611
 Shares of Capital Stock Outstanding*............................     5,128,808
 Net Asset Value (offering and redemption price per share)*......  $       8.79
                                                                   ============
Service Shares:
 Net Assets......................................................  $  1,651,023
 Shares of Capital Stock Outstanding*............................       189,404
 Net Asset Value (offering and redemption price per share)*......  $       8.72
                                                                   ============

-----
* Reflects 5 for 1 reverse stock split that occurred on January 15, 1999.

Statement of Operations
                                          For the six months ended June 30, 1999
Investment Income:
 Interest.......................................................  $    944,963
Expenses:
 Advisory fees..................................................       208,648
 Management servicing fees......................................        41,730
 Administration fees............................................        50,455
 Shareholder servicing fees--Service Class......................         7,254
 Fund accounting fees...........................................         6,337
 Transfer agent fees............................................        40,174
 Custody fees...................................................         4,348
 Registration & filing fees.....................................        40,282
 Other fees.....................................................        13,310
                                                                  ------------
 Total expenses before waivers/reimbursements...................       412,538
 Less expenses waived/reimbursed................................       (11,394)
                                                                  ------------
 Net expenses...................................................       401,144
                                                                  ------------
Net Investment Income...........................................       543,819
                                                                  ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investment transactions and futures
  contracts.....................................................   (30,299,771)
 Net change in unrealized depreciation of investments and
  futures contracts.............................................    (7,423,796)
                                                                  ------------
 Net realized and unrealized losses on investments and futures
  contracts.....................................................   (37,723,567)
                                                                  ------------
Decrease in Net Assets Resulting from Operations................  $(37,179,748)
                                                                  ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                 For the six   June 2, 1998 (a)
                                                months ended        through
                                                June 30, 1999  December 31, 1998
                                                -------------  -----------------
Change in Net Assets:
Operations:
 Net investment income........................  $     543,819    $      72,078
 Net realized losses on investment
  transactions and futures contracts..........    (30,299,771)     (13,650,687)
 Net change in unrealized depreciation of
  investments and futures contracts...........     (7,423,796)        (697,461)
                                                -------------    -------------
 Net decrease in net assets resulting from
  operations..................................    (37,179,748)     (14,276,070)
Distributions to Shareholders from:
 Net investment income
 Investor shares..............................             --           (4,476)
 Service shares...............................             --               --
                                                -------------    -------------
 Net decrease in net assets resulting from
  distributions...............................             --           (4,476)
Capital Share Transactions:
 Proceeds from shares issued..................    454,483,971      227,068,217
 Dividends reinvested.........................             --            2,745
 Cost of shares redeemed......................   (390,882,353)    (192,469,652)
                                                -------------    -------------
 Net increase in net assets resulting from
  capital share transactions..................     63,601,618       34,601,310
                                                -------------    -------------
 Total increase in net assets.................     26,421,870       20,320,764
Net Assets:
 Beginning of period..........................     20,320,764               --
                                                -------------    -------------
 End of period................................  $  46,742,634    $  20,320,764
                                                =============    =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial
interest outstanding          Adjusted for 5:1 reverse stock split on January 15, 1999
                                   Investor Class                         Service Class
                           -----------------------------------   -----------------------------------
                                                  For the                               For the
                              For the           period from         For the           period from
                            six months       June 2, 1998 (a)     six months       June 2, 1998 (a)
                               ended              through            ended              through
                           June 30, 1999     December 31, 1998   June 30, 1999     December 31, 1998
                           -------------     -----------------   -------------     -----------------
Net Asset Value,
 Beginning of Period.....   $     16.24         $     50.00       $    16.24           $  50.00
                            -----------         -----------       ----------           --------
 Net investment income...          0.10(d)             0.26(d)          0.05(d)            0.10(d)
 Net realized and
  unrealized (loss) on
  investment transactions
  and futures contracts..         (7.55)             (34.02)           (7.57)            (33.86)
                            -----------         -----------       ----------           --------
 Total (loss) from
  investment operations..         (7.45)             (33.76)           (7.52)            (33.76)
Distribution to
 Shareholders from:
 Net investment income...            --                  --(e)            --                 --
                            -----------         -----------       ----------           --------
 Total distributions.....            --                  --               --                 --
                            -----------         -----------       ----------           --------
Net Asset Value, End of
 Period..................   $      8.79         $     16.24       $     8.72           $  16.24
                            ===========         ===========       ==========           ========
Total Return.............        (45.91)%(b)         (67.48)%(b)      (46.34)%(b)        (67.50)%(b)
Ratios/Supplemental Data:
Net assets, end of year..   $45,091,611         $19,465,372       $1,651,023           $855,392
Ratio of expenses to
 average net assets......          1.42 %(c)           1.83 %(c)        2.43 %(c)          2.92 %(c)
Ratio of net investment
 income to average net
 assets..................          1.99 %(c)           1.55 %(c)        0.74 %(c)          0.54 %(c)
Ratio of expenses to
 average net assets*.....          1.46 %(c)           1.98 %(c)        2.45 %(c)          3.06 %(c)
Portfolio turnover(f)....           444 %                                444 %

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraShort Europe ProFund                                          June 30, 1999

(Unaudited)
 U.S. Treasury Note (82.2%)

                                                               Principal Market
                                                                Amount   Value
                                                               --------- ------
United States Treasury Note,
 4.50%, 9/30/00...............................................  $6,000   $5,922
                                                                         ------
TOTAL U.S. TREASURY NOTE
 (Cost $5,922)................................................            5,922
                                                                         ------
TOTAL INVESTMENTS
 (Cost $5,922)(a) (82.2%).....................................            5,922
Other assets in excess of liabilities (17.8%).................            1,283
                                                                         ------
TOTAL NET ASSETS (100.0%).....................................           $7,205
                                                                         ======

-----
Percentages indicated are based on net assets of $7,205.

(a) Cost and value for federal income tax and financial reporting purposes are the same.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                    June 30,1999

Assets:
 Investments, at value (cost $5,922)..................................  $ 5,922
 Cash.................................................................      432
 Receivable from Investment Advisor...................................   27,088
 Interest receivable..................................................       68
                                                                        -------
 Total Assets.........................................................   33,510
Liabilities:
 Payable for capital shares redeemed..................................        4
 Investment Advisory fees payable.....................................       14
 Management fees payable..............................................        4
 Administration fees payable..........................................   23,037
 Other payables and accrued expenses..................................    3,246
                                                                        -------
 Total Liabilities....................................................   26,305
                                                                        -------
Net Assets............................................................  $ 7,205
                                                                        =======
Net Assets consist of:
 Capital..............................................................  $ 7,144
 Accumulated undistributed net investment income......................       68
 Accumulated undistributed net realized losses on investments and
  futures contracts...................................................       (7)
                                                                        -------
 Total Net Assets.....................................................  $ 7,205
                                                                        =======
Investor Shares:
 Net Assets...........................................................  $ 7,106
 Shares of Capital Stock Outstanding..................................      236
 Net Asset Value (offering and redemption price per share)............  $ 30.11
                                                                        =======
Service Shares:
 Net Assets...........................................................  $   100
 Shares of Capital Stock Outstanding..................................        3
 Net Asset Value (offering and redemption price per share)............  $ 30.12
                                                                        =======

 Statement of Operations

                          For the period March 15, 1999(a) through June 30, 1999

Investment Income:
 Interest Income....................................................  $    108
Expenses:
 Advisory fees......................................................        22
 Management servicing fees..........................................         4
 Administration fees................................................    22,826
 Transfer agent fees................................................       672
 Custody fees.......................................................     2,010
 Registration & filing fees.........................................       770
 Other fees.........................................................       550
                                                                      --------
 Total expenses before waivers/reimbursements.......................    26,854
 Less expenses waived/reimbursed....................................   (26,814)
                                                                      --------
 Net expenses.......................................................        40
                                                                      --------
Net Investment Income...............................................        68
                                                                      --------
Realized and Unrealized Losses on Investments:
 Net realized losses on investment transactions and futures
  contracts.........................................................        (7)
                                                                      --------
 Net realized and unrealized losses on investments and futures
  contracts.........................................................        (7)
                                                                      --------
Increase In Net Assets Resulting from Operations....................  $     61
                                                                      ========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund
(Unaudited)

 Statement of Changes in Net Assets

                                                              For the period
                                                            March 15, 1999 (a)
                                                           through June 30, 1999
                                                           ---------------------
Change in Net Assets:
Operations:
 Net investment income...................................        $      68
 Net realized losses on investments and futures
  contracts..............................................               (7)
                                                                 ---------
 Net increase in net assets resulting from operations....               61
Distributions to Shareholders from:
 Net investment income
 Investor shares.........................................               --
 Service shares..........................................               --
 Net realized gains on investment transactions and
  futures contracts......................................               --
                                                                 ---------
 Net increase in assets resulting from distributions.....               --
Capital Share Transactions:
 Proceeds from shares issued.............................          218,749
 Dividends reinvested....................................               --
 Cost of shares redeemed.................................         (211,605)
                                                                 ---------
 Net increase in net assets resulting from capital share
  transactions...........................................            7,144
                                                                 ---------
 Total increase in net assets............................            7,205
Net Assets:
 Beginning of period.....................................               --
                                                                 ---------
 End of period...........................................        $   7,205
                                                                 =========

-----
(a) Commencement of operations
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort Europe ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                        March 15, 1999 (a)  March 15, 1999 (a)
                                         to June 30, 1999    to June 30, 1999
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...       $30.00              $30.00
                                              ------              ------
 Net investment income.................         0.24(d)             0.14(d)
 Net realized and unrealized
  gain/(loss) on investment
  transactions and futures contracts...        (0.14)              (0.02)
                                              ------              ------
 Total income/(loss) from investment
  operations...........................         0.10                0.12
Distribution to Shareholders from:
 Net investment income.................           --                  --
 Net realized gains on investment
  transactions and futures contracts...           --                  --
                                              ------              ------
 Total distributions...................           --                  --
                                              ------              ------
Net Asset Value, End of Period.........       $30.10              $30.12
                                              ======              ======
Total Return...........................         0.37 %(b)           0.40 %(b)
Ratios/Supplemental Data:
Net assets, end of period..............       $7,105              $  100
Ratio of expenses to average net
 assets................................         1.58 %(c)           0.60 %(c)
Ratio of net investment income to
 average net assets....................         2.71 %(c)           1.58 %(c)
Ratio of expenses to average net
 assets*...............................       328.68 %(c)         344.42 %(c)
Portfolio turnover(e)..................          358 %               358 %

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
Money Market ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 1999

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $205,314,406)...................................................  $205,314,406
 Prepaid expenses.................................................        98,289
 Deferred organization costs......................................         9,817
 Other Assets.....................................................        78,692
                                                                    ------------
 Total Assets.....................................................   205,501,204
Liabilities:
 Dividends payable................................................       506,567
 Administration fees payable......................................        14,256
 Shareholder servicing fees payable--Service Class................        71,283
                                                                    ------------
 Total Liabilities................................................       592,106
                                                                    ------------
Net Assets........................................................  $204,909,098
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $204,901,866
 Accumulated undistributed net investment income..................         2,395
 Accumulated undistributed net realized gains on investments......         4,837
                                                                    ------------
 Total Net Assets.................................................  $204,909,098
                                                                    ============
Investor Shares:
 Net Assets.......................................................  $129,683,280
 Shares of Capital Stock Outstanding..............................   129,677,600
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============
Service Shares:
 Net Assets.......................................................  $ 75,225,818
 Shares of Capital Stock Outstanding..............................    75,224,266
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============

 Statement of Operations

                                          For the six months ended June 30, 1999

Investment Income:
 Net Investment Income Allocated from Cash Management Fund.........  $4,119,074
                                                                     ----------
                                                                      4,119,074
Expenses:
 Advisory fees.....................................................     125,103
 Management servicing fees.........................................     291,908
 Administration fees...............................................     125,103
 Shareholder servicing fees--Service Class.........................     223,919
 Transfer agent fees...............................................      93,394
 Registration & filing fees........................................      99,792
 Other fees........................................................      43,638
                                                                     ----------
 Total expenses before waivers/reimbursements......................   1,002,857
 Less expenses waived/reimbursed...................................    (111,719)
                                                                     ----------
 Net expenses......................................................     891,138
                                                                     ----------
Net Investment Income..............................................   3,227,936
                                                                     ----------
Realized Gains on Investment:
 Net realized gains on investment transactions.....................       4,837
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $3,232,773
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund
(Unaudited)

 Statements of Changes in Net Assets

                                                For the Six         For the
                                               Months Ended       Year Ended
                                               June 30, 1999   December 31, 1998
                                              ---------------  -----------------
Change in Net Assets:
Operations:
 Net investment income......................  $     3,227,936   $     1,465,933
 Net realized gains on investment...........            4,837             2,398
                                              ---------------   ---------------
 Net increase in net assets resulting from
  operations................................        3,232,773         1,468,331
Distributions to Shareholders from:
 Net investment income
 Investor shares............................       (2,525,544)         (214,526)
 Service shares.............................         (702,392)       (1,251,407)
                                              ---------------   ---------------
 Net decrease in assets resulting from
  distributions.............................       (3,227,936)       (1,465,933)
Capital Share Transactions:
 Proceeds from shares issued................    2,374,108,203     1,182,465,274
 Dividends reinvested.......................        2,805,962         1,242,690
 Cost of shares redeemed....................   (2,249,442,318)   (1,106,567,419)
                                              ---------------   ---------------
 Net increase in net assets resulting from
  capital share transactions................      127,471,847        77,140,545
                                              ---------------   ---------------
 Total increase in net assets...............      127,476,684        77,142,943
Net Assets:
 Beginning of period........................       77,432,415           289,472
                                              ---------------   ---------------
 End of period..............................  $   204,909,099   $    77,432,415
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund
(Unaudited)

 Financial Highlights

For a share of beneficial interest outstanding

                                         Investor Class
                           ------------------------------------------------------
                                                                      For the
                                                                    period from
                              For the              For the         November 17,
                            six months            year ended         1997 (a)
                               ended             December 31,     to December 31,
                           June 30, 1999             1998              1997
                           -------------         ------------     ---------------
Net Asset Value,
 Beginning of Period.....  $       1.00          $      1.00         $   1.00
                           ------------          -----------         --------
 Net investment income...          0.05(d)              0.05(d)          0.01
                           ------------          -----------         --------
 Total income from
  investment operations..          0.05                 0.05             0.01
Distributions to
 Shareholder from:
 Net investment income...         (0.05)               (0.05)           (0.01)
                           ------------          -----------         --------
 Total distributions.....         (0.05)               (0.05)           (0.01)
                           ------------          -----------         --------
Net Asset Value, End of
 Period..................  $       1.00          $      1.00         $   1.00
                           ============          ===========         ========
Total Return.............          2.08%(b)             4.84%            0.61%(b)
Ratios/Supplemental Data:
Net assets, end of
 period..................  $129,683,280(c)       $62,026,228         $286,962
Ratio of expenses to
 average net assets......           .82%(c),(d)         0.85%(d)         0.83%(c),(d)
Ratio of net investment
 income to average net
 assets..................          4.26%(c)             4.81%            4.92%(c)
Ratio of expenses to
 average net assets*.....           .96%(c),(d)         1.18%(d)         9.52%(c),(d)
                                         Service Class
                           ---------------------------------------------------------
                                                                     For the
                                                                   period from
                              For the             For the         November 17,
                            six months           year ended         1997 (a)
                               ended            December 31,     to December 31,
                           June 30, 1999            1998              1997
                           -------------------- ---------------- -------------------
Net Asset Value,
 Beginning of Period.....   $      1.00         $      1.00          $ 1.00
                           -------------------- ---------------- -------------------
 Net investment income...          0.04(d)             0.04(d)           --
                           -------------------- ---------------- -------------------
 Total income from
  investment operations..          0.04                0.04              --
Distributions to
 Shareholder from:
 Net investment income...         (0.04)              (0.04)             --
                           -------------------- ---------------- -------------------
 Total distributions.....         (0.04)              (0.04)             --
                           -------------------- ---------------- -------------------
Net Asset Value, End of
 Period..................   $      1.00         $      1.00          $ 1.00
                           ==================== ================ ===================
Total Return.............          1.57%(b)            3.81%           0.21%(b)
Ratios/Supplemental Data:
Net assets, end of
 period..................   $75,225,818         $15,406,187          $2,510
Ratio of expenses to
 average net assets......          1.92%(c),(d)        1.87%(d)        1.83%(c),(d)
Ratio of net investment
 income to average net
 assets..................          3.17%(c)            3.43%           2.53%(c)
Ratio of expenses to
 average net assets*.....          2.06%(c),(d)        2.18%(d)       10.52%(c),(d)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

PROFUNDS

                         Notes to Financial Statements
                                 June 30, 1999
                                  (Unaudited)

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFunds Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of nine separately managed series: Bull ProFund, UltraBull ProFund, Bear ProFund, UltraBear ProFund, UltraOTC ProFund, UltraShort OTC ProFund, UltraEurope, UltraShort Europe, and Money Market ProFund (collectively the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

  The investment objectives of the ProFunds are as follows:

  The Bull ProFund and the UltraBull ProFund. The Bull ProFund's investment objective is to provide investment returns that correspond to the performance of the Standard and Poor's (S&P) 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond to 200% of the performance of the S&P 500 Index. The UltraBull ProFund should gain more than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and lose more when such prices decline.

  The Bear ProFund and the UltraBear ProFund. The Bear ProFund's investment objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index.

  If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

  The UltraOTC ProFund and the UltraShort OTC ProFund. The investment objective of the UltraOTC ProFund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. The UltraShort Profund seeks investment results that correspond each day to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. It is the policy of the UltraShort OTC Profund to pursue its investment objective of correlating with its benchmark regardless of market conditions, to remain fully invested and to not take defensive positions.

  If the UltraShort OTC Profund achieved a perfect inverse correlation for any single trading day, the net asset value of the shares of this ProFund would increase for that day proportional to twice any decrease in the level of the NASDAQ 100 Index. Conversely, the net asset value of the shares of the ProFund would decrease for that day proportional to twice any increase in the level of the NASDAQ 100 Index for that day. The percentage change of net asset value of shares of the UltraOTC ProFund should increase or decrease approximately twice as much as does that of the UltraShort ProFund on any given day.

  The UltraEurope ProFund and the UltraShort Europe ProFund. The investment objective of the UltraEurope ProFund is to provide investment returns that correspond to 200% of the performance of the ProFunds Europe Index ("PEI"). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. The UltraEurope ProFund should produce greater gains to investors when the PEI rises and greater losses when the PEI declines over the corresponding gain or loss of the PEI itself.

  The UltraShort Europe ProFund is designed to allow investors to seek to profit from anticipated decreases in the PEI or to hedge an existing portfolio of securities or mutual fund shares. The UltraShort Europe ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the PEI. The UltraShort Europe ProFund seeks to achieve this inverse correlation on each business day.

  The Money Market ProFund. The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money Market ProFund invests all of its
                                   Continued

PROFUNDS

                                 June 30, 1999

  investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.

  The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  a) Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the non-money market ProFunds other than the UltraEurope ProFund and the UltraShort Europe ProFund, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. For the UltraEurope ProFund and the UltraShort Europe ProFund, futures contracts are valued at the last transaction price for the respective contracts that occur immediately prior to one half hour after each underlying stock market (the London Stock Exchange, the Frankfurt Stock Exchange and the Paris Bourse)(collectively, the "PEI exchanges") opens. For purposes of determining the net asset value per share of the UltraEurope ProFund and the UltraShort Europe ProFund, the foreign exchange rates used will be the mean of the bid price and asked price for the respective foreign currency occurring immediately after one half hour after the last underlying PEI exchange opens (normally, 4:30 a.m. Eastern time), on each day that all three PEI exchanges and the New York Stock Exchange are open. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio, which are included elsewhere in this report.

  b) Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.
                                   Continued

PROFUNDS

                                 June 30, 1999


  c) Short Sales

  When a ProFund engages in a short sale, the ProFund records a liability for securities sold short, and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received

  d) Options

  When a ProFund writes (sells) an option, an amount equal to the premium received is entered in the ProFund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the ProFund enters into a closing purchase transaction, the ProFund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

  No ProFunds engaged in written options activity during the six months ended June 30, 1999.

  e) Futures Contracts

  The ProFunds may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. When the contract is closed or offset, the ProFund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  f) Risks of Futures Contracts and Options

  Futures contracts and written options involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

  g) Foreign Currency Transaction

  The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the UltraEurope ProFund and the UltraShort Europe ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

  h) Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  i) Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective Profunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will pay the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will pay the expenses directly attributable to the Service Shares as a class.
                                   Continued

PROFUNDS

                                 June 30, 1999


  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  j) Capital Accounts

  The trust follows provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

  k) Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  l) Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

  m) Organization Costs

  Costs incurred by the Trust (excluding UltraEurope ProFund and UltraShort Europe) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3.Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the periods ended June 30, 1999 and December 31, 1998. UltraBull ProFund and UltraOTC ProFund shares have been adjusted to reflect the 4 for 1 stock split that occurred on July 16, 1999, and shares of each of the non-money market ProFunds have been adjusted to reflect the 1 for 5 reverse stock split that occurred on January 15, 1999.
                                   Continued

PROFUNDS

                                 June 30, 1999


                                                Bull ProFund
                            --------------------------------------------------------
                             For the six months ended            Year ended
                                   June 30, 1999              December 31, 1998
                            ----------------------------  --------------------------
                              Shares         Amount         Shares        Amount
                            -----------  ---------------  -----------  -------------
   Investor Shares Sold....   3,710,021  $   209,228,634    1,819,504  $ 101,357,875
   Investor Shares
    Reinvested.............          --               --          174         10,906
   Investor Shares
    Redeemed...............  (3,619,554)    (202,339,921)  (1,699,878)   (94,711,215)
                            -----------  ---------------  -----------  -------------
    Net Increase...........      90,467  $     6,888,713      119,800  $   6,657,566
                            ===========  ===============  ===========  =============
   Service Shares Sold.....     255,743  $    10,743,474      217,707  $  12,376,845
   Service Shares
    Reinvested.............          --                             6            358
   Service Shares
    Redeemed...............    (241,266)      (9,731,154)    (208,223)   (11,741,216)
                            -----------  ---------------  -----------  -------------
    Net Increase...........      14,477  $     1,012,320        9,490  $     635,987
                            ===========  ===============  ===========  =============

                                              UltraBull ProFund
                            --------------------------------------------------------
                             For the six months ended            Year ended
                                   June 30, 1999              December 31, 1998
                            ----------------------------  --------------------------
                              Shares         Amount         Shares        Amount
                            -----------  ---------------  -----------  -------------
   Investor Shares Sold....  24,108,847  $ 1,076,296,194    9,228,361  $ 570,135,640
   Investor Shares
    Reinvested.............          --               --          988         67,254
   Investor Shares
    Redeemed............... (17,633,430)    (996,264,416)  (8,109,673)  (497,376,316)
                            -----------  ---------------  -----------  -------------
    Net Increase...........   6,475,417  $    80,031,778    1,119,676  $  72,826,578
                            ===========  ===============  ===========  =============
   Service Shares Sold.....   2,381,367  $   128,541,086      889,665  $  55,056,597
   Service Shares
    Reinvested.............          --               --           23          1,214
   Service Shares
    Redeemed...............  (1,991,147)    (126,896,244)    (785,151)   (47,158,352)
                            -----------  ---------------  -----------  -------------
    Net Increase...........     390,220  $     1,644,842      104,537  $   7,899,459
                            ===========  ===============  ===========  =============

                                              UltraOTC ProFund
                            --------------------------------------------------------
                             For the six months ended            Year ended
                                   June 30, 1999              December 31, 1998
                            ----------------------------  --------------------------
                              Shares         Amount         Shares        Amount
                            -----------  ---------------  -----------  -------------
   Investor Shares Sold....  23,754,166  $ 1,566,951,511   12,827,450  $ 961,145,454
   Investor Shares
    Reinvested.............          --               --          228         26,353
   Investor Shares
    Redeemed............... (17,660,805)  (1,516,680,667) (10,829,785)  (797,142,403)
                            -----------  ---------------  -----------  -------------
    Net Increase...........   6,093,361  $    50,270,844    1,997,893  $ 164,029,404
                            ===========  ===============  ===========  =============
   Service Shares Sold.....   4,471,590  $   363,960,202    3,349,477  $ 237,230,494
   Service Shares
    Reinvested.............          --               --            2            100
   Service Shares
    Redeemed...............  (3,486,561)    (349,908,709)  (3,092,485)  (214,497,432)
                            -----------  ---------------  -----------  -------------
    Net Increase...........     985,029  $    14,051,493      256,994  $  22,733,162
                            ===========  ===============  ===========  =============

                                                         UltraEurope ProFund
                                                        -----------------------
                                                        March 15, 1999 through
                                                            June 30, 1999
                                                        -----------------------
                                                         Shares       Amount
                                                        -----------------------
   Investor Shares Sold................................   165,636    $4,987,008
   Investor Shares Reinvested..........................        --            --
   Investor Shares Redeemed............................   (12,996)     (390,020)
                                                        ---------  ------------
    Net Increase.......................................   152,640  $  4,596,988
                                                        =========  ============
   Service Shares Sold.................................   236,107  $  7,109,066
   Service Shares Reinvested...........................        --
   Service Shares Redeemed.............................    (8,193)     (244,783)
                                                        ---------  ------------
    Net Increase.......................................   227,914  $  6,864,283
                                                        =========  ============

                                   Continued

PROFUNDS

                                 June 30, 1999


                                               Bear ProFund
                            -----------------------------------------------------
                            For the six months ended           Year ended
                                  June 30, 1999            December 31, 1998
                            --------------------------  -------------------------
                              Shares        Amount        Shares       Amount
                            -----------  -------------  ----------  -------------
   Investor Shares Sold....   2,598,222  $  82,793,242   1,002,423  $  45,923,856
   Investor Shares
    Reinvested.............          --             --         946         37,746
   Investor Shares
    Redeemed...............  (2,667,550)   (83,715,669)   (949,212)   (43,589,058)
                            -----------  -------------  ----------  -------------
    Net Increase...........     (69,328) $    (922,427)     54,157  $   2,372,544
                            ===========  =============  ==========  =============
   Service Shares Sold.....     224,102  $   5,696,338     167,814  $   7,565,710
   Service Shares
    Reinvested.............          --             --          54          2,168
   Service Shares
    Redeemed...............    (194,147)    (4,536,988)   (158,319)    (7,144,150)
                            -----------  -------------  ----------  -------------
    Net Increase...........      29,955  $   1,159,350       9,549  $     423,728
                            ===========  =============  ==========  =============

                                            UltraBear ProFund
                            -----------------------------------------------------
                            For the six months ended           Year ended
                                  June 30, 1999            December 31, 1998
                            --------------------------  -------------------------
                              Shares        Amount        Shares       Amount
                            -----------  -------------  ----------  -------------
   Investor Shares Sold....  16,851,129  $ 398,162,374   9,428,709  $ 398,355,782
   Investor Shares
    Reinvested.............          --             --         370         11,707
   Investor Shares
    Redeemed............... (16,114,297)  (372,314,634) (8,552,538)  (364,196,957)
                            -----------  -------------  ----------  -------------
    Net Increase...........     736,832  $  25,847,741     876,541  $  34,170,532
                            ===========  =============  ==========  =============
   Service Shares Sold.....   4,290,764  $  91,712,665   1,330,039  $  59,334,440
   Service Shares
    Reinvested.............          --             --          --             --
   Service Shares
    Redeemed...............  (4,210,855)   (88,587,223) (1,235,400)   (54,154,821)
                            -----------  -------------  ----------  -------------
    Net Increase...........      79,909  $   3,125,442      94,639  $   5,179,619
                            ===========  =============  ==========  =============

                                          UltraShort OTC ProFund
                            -----------------------------------------------------
                            For the six months ended      June 2, 1998 through
                                  June 30, 1999            December 31, 1998
                            --------------------------  -------------------------
                              Shares        Amount        Shares       Amount
                            -----------  -------------  ----------  -------------
   Investor Shares Sold....  41,464,514  $ 428,606,063   6,280,979  $ 185,715,842
   Investor Shares
    Reinvested.............          --             --         165          2,745
   Investor Shares
    Redeemed............... (37,534,191)  (366,628,932) (5,082,659)  (153,765,286)
                            -----------  -------------  ----------  -------------
    Net Increase...........   3,930,323  $  61,977,131   1,198,485  $  31,953,301
                            ===========  =============  ==========  =============
   Service Shares Sold.....   2,660,474  $  25,877,908   1,398,985  $  41,352,375
   Service Shares
    Reinvested.............          --             --          --             --
   Service Shares
    Redeemed...............  (2,523,727)   (24,253,421) (1,346,328)   (38,704,366)
                            -----------  -------------  ----------  -------------
    Net Increase...........     136,747  $   1,624,487      52,657  $   2,648,009
                            ===========  =============  ==========  =============


                                                          UltraShort Europe
                                                               ProFund
                                                        -----------------------
                                                        March 15, 1999 through
                                                            June 30, 1999
                                                        -----------------------
                                                         Shares       Amount
                                                        -----------------------
   Investor Shares Sold................................     7,230  $    217,364
   Investor Shares Reinvested..........................        --            --
   Investor Shares Redeemed............................    (6,994)     (210,220)
                                                        ---------  ------------
    Net Increase.......................................       236  $      7,144
                                                        =========  ============
   Service Shares Sold.................................        49  $      1,385
   Service Shares Reinvested...........................        --            --
   Service Shares Redeemed.............................       (46)       (1,385)
                                                        ---------  ------------
    Net Increase.......................................         3  $         --
                                                        =========  ============

                                   Continued

PROFUNDS

                                 June 30, 1999


                                              Money Market ProFund
                            ------------------------------------------------------------
                               For the six months ended              Year ended
                                    June 30, 1999                December 31, 1998
                            -------------------------------  ---------------------------
                                Shares          Amount          Shares        Amount
                            --------------  ---------------  ------------  -------------
   Investor Shares Sold....  1,828,593,052  $ 1,828,593,052   946,042,462  $ 946,042,462
   Investor Shares
    Reinvested.............      2,246,445        2,246,445     1,061,891      1,061,891
   Investor Shares
    Redeemed............... (1,763,186,148)  (1,763,186,148) (885,367,066)  (885,367,066)
                            --------------  ---------------  ------------  -------------
    Net Increase...........     67,653,349  $    67,653,349    61,737,287  $  61,737,287
                            ==============  ===============  ============  =============
   Service Shares Sold.....    545,515,150  $   545,515,150   236,422,812  $ 236,422,812
   Service Shares
    Reinvested.............        559,518          559,518       180,799        180,799
   Service Shares
    Redeemed...............   (486,256,171)    (486,256,171) (221,200,353)  (221,200,353)
                            --------------  ---------------  ------------  -------------
    Net Increase...........     59,818,497  $    59,818,497    15,403,258  $  15,403,258
                            ==============  ===============  ============  =============

4.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%.

  For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily nets assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc. an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. BISYS began charging for their services as of June 1, 1998.

  ProFunds Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFunds Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

  Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

  Certain Trustees of the Trust are Officers of ProFunds Advisors LLC and are compensated for such services.

  Waivers and reimbursements are detailed as follows:

                             Investment                Shareholder Management    Fund
                              Advisor   Administration  Servicing  Servicing  Accounting    Expense
                               Waiver       Waiver       Waiver      Waiver     Waiver   Reimbursement
                             ---------- -------------- ----------- ---------- ---------- -------------
   Bull ProFund............   $ 9,756      $ 1,621       $   --      $1,028    $   324      $    --
   UltraBull ProFund.......        --       19,798           --          --      3,959           --
   Bear ProFund............    17,375          429           --       3,475         86        8,233
   UltraBear ProFund.......        --       11,660           --          --      2,332        2,772
   UltraOTC ProFund........        --       87,525           --          --     17,505        7,247
   UltraShort OTC ProFund..        --       10,042           --          --         --        1,351
   UltraEurope ProFund.....       431           --           --          46         --       24,936
   UltraShort Europe
    ProFund................         9           --           --           4         --       26,805
   Money Market ProFund....        --           --           --          --         --           --

                                   Continued

PROFUNDS

                   Notes to Financial Statements (concluded)
                                 June 30, 1999

  The advisor and/or the administrator have voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds.

5.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 1999 were as follows:

                                                    Purchases        Sales
                                                  -------------- --------------
   Bull ProFund.................................. $   32,482,296 $   24,632,404
   UltraBull ProFund............................. $  228,738,966 $  165,144,295
   Bear ProFund.................................. $    3,075,800 $    4,697,655
   Ultra Bear ProFund............................ $   87,439,477 $   78,149,092
   UltraOTC ProFund.............................. $1,377,337,523 $1,102,385,755
   UltraShort OTC ProFund........................ $   87,665,766 $   66,647,698
   UltraEurope ProFund........................... $    9,545,996 $      224,367
   UltraShort Europe ProFund..................... $       20,887 $       14,958

6.Federal Income Tax Information

  At December 31, 1998 the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

   Bear ProFund........................................ $  629,925 Expires 2006
   UltraBear ProFund................................... $3,665,791 Expires 2006
   UltraShort OTC ProFund.............................. $7,192,872 Expires 2006

  During the year ended December 31, 1998, the following funds declared long-term capital distributions as follows:

   Bull ProFund......................................................... $ 3,969
   UltraBull ProFund.................................................... $12,471
   Bear ProFund......................................................... $   283

  In addition, the following funds have deemed distributions from equalization as follows:

   Bull ProFund.................................................... $   772,048
   UltraBull ProFund............................................... $11,752,921
   UltraBear ProFund............................................... $   410,387
   UltraShort OTC ProFund.......................................... $    67,602

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending December 31, 1999:

   Fund                                                   Capital Loss Deferred
   ----                                                   ---------------------
   Bear ProFund..........................................      $  137,023
   UltraBear ProFund.....................................      $5,142,648
   UltraShort OTC ProFund................................      $7,155,325

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
Principal
  Amount                 Description                     Value
  ------                 -----------                     -----

                  EURODOLLAR CERTIFICATES OF
                  DEPOSIT - 10.9%
                  Abbey National PLC:
$50,000,000        4.92%, 7/15/99 ................  $   50,000,000
 25,000,000        4.93%, 10/26/99 ...............      25,000,000
 22,000,000        5.44%, 3/13/00 ................      22,000,000

                 ABN Amro,
 25,000,000        4.95%, 10/12/99 ...............      25,000,224

                 Bank of Austria,
 12,000,000        4.88%, 7/22/99 ................      12,000,042

                 Bank of Scotland:
 20,000,000        4.93%, 8/03/99 ................      19,999,086
 30,000,000        4.95%, 8/25/99 ................      30,000,000

                 Barclays Bank PLC,
 35,000,000        4.875%, 8/16/99 ...............      35,000,221

                 Cariplo,
 50,000,000        4.89%, 7/12/99 ................      50,000,000

                 Commerzbank,
 10,000,000        5.21%, 2/18/00 ................       9,984,609

                 Credit Agricole,
 20,000,000        4.95%, 10/12/99 ...............      20,000,558

                 Dresdner Bank,
 25,000,000        4.96%, 9/30/99 ................      25,000,940

                  Internationale Nederlanden
                   U.S. Funding Corp.:
 30,000,000        5.219%, 7/30/99 ...............      30,000,000
 20,000,000        4.94%, 8/16/99 ................      19,999,649
 25,000,000        4.965%, 8/23/99 ...............      25,000,359
 35,000,000        4.975%, 9/17/99 ...............      35,000,689
 35,000,000        4.975%, 9/22/99 ...............      34,999,444
 20,000,000        4.975%, 11/10/99 ..............      20,001,073
 20,000,000        5.155%, 2/22/00 ...............      19,955,245

                 Morgan Guaranty,
 65,000,000        4.95%, 11/10/99 ...............      64,997,517

                 National Australia Bank,
 20,000,000        4.96%, 11/12/99 ...............      20,000,000

                 Norddeutsche Landesbank,
 25,000,000        5.01%, 9/08/99 ................      25,000,473

                 Paribas SA,
 35,000,000        4.90%, 8/11/99 ................      34,995,324

                 Rabobank Nederland, N.V.,
$20,000,000        4.87%, 7/26/99 ................      20,000,135

                 Westdeutsche Landesbank:
 45,000,000        4.895%, 7/08/99 ...............      45,000,000
  8,000,000        4.88%, 7/26/99 ................       8,000,048
 37,000,000        4.885%, 8/16/99 ...............      37,000,000
 12,000,000        4.96%, 8/25/99 ................      12,000,000
                                                    --------------
Total Eurodollar Certificates of Deposit
  (Amortized Cost $775,935,636) ..................     775,935,636
                                                    --------------

                 YANKEE CERTIFICATES
                 OF DEPOSIT - 10.5%
                 Bank of Austria,
 15,000,000        5.68%, 8/03/99 ................      15,007,915

                 Banque Nationale de Paris:
  6,000,000        4.87%, 7/02/99 ................       5,999,997
 75,000,000        4.88%, 7/02/99 ................      74,999,990

                 Barclays Bank PLC,
 75,000,000        4.875%,7/06/99 ................      75,000,052

                 Bayerische Hypotheka
                 Vereinsbank:
 25,000,000        4.91%, 7/08/99 ................      25,000,000
 12,000,000        5.15%, 4/20/00 ................      11,999,313

                 Bayerische Landesbank,
 91,900,000        4.88%, 7/26/99 ................      91,895,584

                 Commerzbank:
 25,000,000        5.15%, 9/17/99 ................      25,008,053
  5,000,000        5.01%, 1/10/00 ................       4,988,355
 20,000,000        4.99%, 2/02/00 ................      19,976,825
 20,000,000        5.16%, 2/25/00 ................      19,994,955
 25,000,000        5.20%, 3/15/00 ................      24,998,170
 20,000,000        5.185%, 3/30/00 ...............      19,992,800

                 Credit Agricole,
 20,000,000        5.285%, 3/01/00 ...............      20,010,589

                 Credit Commercial de France,
 25,000,000        4.85%, 7/12/99 ................      25,000,000

                 Landesbank Hessen Thuringen,
  3,000,000        5.215%, 2/29/00 ...............       2,999,120

                 Lloyds Bank PLC,
 38,000,000        4.94%, 7/12/99 ................      38,000,000

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
Principal
  Amount                 Description                     Value
  ------                 -----------                     -----

            Norddeutsche Landesbank:
$ 8,000,000   5.66%, 7/27/99 ....................   $   8,003,180
 10,000,000   5.35%, 5/24/00 ....................       9,994,821

            Paribas SA:
 22,000,000   4.91%, 7/08/99 ....................      22,000,000
 25,000,000   4.95%, 8/24/99 ....................      25,000,000

            Rabobank Nederland, N.V.:
 20,000,000   5.02%, 1/12/00 ....................      19,952,177
 14,000,000   5.14%, 3/20/00 ....................      13,975,107

            Royal Bank of Canada:
 13,000,000   5.035%, 2/08/00 ...................      12,963,073
 15,000,000   5.235%, 3/09/00 ...................      14,999,338
  5,000,000   5.70%, 7/03/00 ....................       4,997,586

            Toronto Dominion Bank:
 20,000,000   5.10%, 2/22/00 ....................      19,994,393
 25,000,000   5.14%, 4/26/00 ....................      24,988,128

            Union Bank of Switzerland,
 15,000,000   5.155%, 2/25/00 ...................      14,996,216

            Westdeutsche Landesbank,
 60,000,000   4.87%, 7/06/99 ....................      60,000,000
                                                    -------------

Total Yankee Certificates of Deposit
  (Amortized Cost $752,735,737) .................     752,735,737
                                                    =============

           CERTIFICATES
           OF DEPOSIT - 0.9%
            First Chicago,
 18,000,000   4.87%, 7/08/99 ....................      17,999,836

            First Union Corp.,
 25,000,000   4.93%, 10/20/99 ...................      25,000,000

            NationsBank,
  7,000,000   4.99%, 1/11/00 ....................       6,982,804

            Wachovia Bank,
 10,000,000   4.90%, 1/10/00 ....................       9,993,056
                                                    -------------

Total Certificates of Deposit
  (Amortized Cost $59,975,696) ..................      59,975,696
                                                    =============

            EURODOLLAR TIME
            DEPOSITS - 15.7%
            ABN Amro:
 25,000,000   5.10%, 7/14/99 ....................      25,000,000
 50,000,000   4.98%, 11/12/99 ...................      50,000,000

            Banque Bruxelles Lambert:
$35,000,000   5.00%, 10/06/99 ...................      35,000,000
 25,000,000   4.98%, 11/10/99 ...................      25,000,000

            Bayerische Landesbank:
 25,000,000   4.96%, 10/12/99 ...................      25,000,000
 40,000,000   4.95%, 10/29/99 ...................      40,000,000

            Commerzbank,
 50,000,000   4.92%, 7/08/99 ....................      50,000,000

            Den Danske Bank,
 40,000,000   4.955%, 8/27/99 ...................      40,000,000

            National Australia,
200,000,000   5.75%, 7/01/99 ....................     200,000,000

            National City Cleveland,
349,448,130   4.875%, 7/01/99 ...................     349,448,130

            National Westminster,
 75,000,000   5.15%, 9/23/99 ....................      75,000,000

            Norddeutsche Landesbank,
 25,000,000   4.938%, 9/30/99 ...................      25,000,000

            Toronto Dominion Bank,
 50,000,000   5.75%, 7/01/99 ....................      50,000,000

            Westdeutsche Landesbank:
100,000,000   5.875%, 7/01/99 ...................     100,000,000
 35,000,000   4.93%, 7/22/99 ....................      35,000,000
                                                    -------------

Total Eurodollar Time Deposits
  (Amortized Cost $1,124,448,130) ...............   1,124,448,130
                                                    =============

            FLOATING RATE
            NOTES - 16.2%
            American Express Centurion Bank:
             Monthly Variable Rate,
 30,000,000   4.994%, 2/14/00 ...................     30,010,665
 20,000,000   4.948%, 3/15/00 ...................     20,000,000
 25,000,000   4.903%, 4/03/00 ...................     25,000,267

            Asset Securitization:
             Quarterly Variable Rate,
 40,000,000   5.06%, 3/06/00 ....................     40,000,000
 30,000,000   5.095%, 3/10/00 ...................     29,997,948

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
Principal
  Amount                 Description                     Value
  ------                 -----------                     -----

            Bank of America:
             Monthly Variable Rate,
$15,000,000   4.985%, 8/18/99 ...................   $   14,999,632
 10,000,000   5.05%, 4/18/00 ....................       10,006,319

            Bank of Austria:
             Monthly Variable Rate,
 50,000,000   4.888%, 3/15/00 ...................       49,975,592
             Quarterly Variable Rate,
 25,000,000   4.855%, 7/27/99 ...................       24,998,951

            Bank of Scotland:
             Monthly Variable Rate,
 25,000,000   4.898%, 3/15/00 ...................       24,989,559
 25,000,000   4.811%, 5/10/00 ...................       24,985,190

            Banque Nationale de Paris:
             Monthly Variable Rate,
 40,000,000   4.688%, 7/29/99 ...................       39,998,182

            Bayerische Hypotheka Vereinsbank:
             Monthly Variable Rate,
100,000,000   4.869%, 4/13/00 ...................       99,945,109
 25,000,000   4.908%, 4/25/00 ...................       24,989,925
 25,000,000   4.898%, 5/15/00 ...................       24,984,830
 10,000,000   4.908%, 5/15/00 ...................        9,994,394

            Bayerische Landesbank:
             Monthly Variable Rate,
100,000,000   4.843%, 4/10/00 ...................       99,945,831

            Chase Manhattan Bank:
             Quarterly Variable Rate,
 10,000,000   5.00%, 1/12/00 ....................       10,002,893
  6,000,000   5.243%, 2/28/00 ...................        6,008,965
 15,000,000   5.20%, 4/20/00 ....................       15,028,864

            Corporate Receivables Corp.:
             Quarterly Variable Rate,
 30,000,000   5.003%, 2/16/00 ...................       30,000,000

            Credit Agricole:
             Monthly Variable Rate,
 30,000,000   4.90%, 3/16/00 ....................       29,985,298

            First Union Corp.:
             Quarterly Variable Rate,
 10,000,000   5.02%, 10/20/99 ...................       10,000,000

            General Electric Capital Corp.:
             Quarterly Variable Rate,
 20,000,000   5.058%, 9/08/99 ...................       20,000,000
 50,000,000   4.95%, 4/12/00 ....................       50,000,000
 35,000,000   4.95%, 5/12/00 ....................       35,000,000

            General Motors Acceptance Corp.:
             Quarterly Variable Rate,
  7,500,000   5.018%, 2/24/00 ...................        7,499,991
 20,000,000   5.018%, 2/25/00 ...................       20,001,307

            J.P. Morgan Securities Inc.:
             Daily Variable Rate,
 20,000,000   5.016%, 3/02/00 ...................       20,000,768
            Quarterly Variable Rate,
 14,000,000   4.999%, 2/23/00 ...................       13,999,496
  7,820,000   4.95%, 4/06/00 ....................        7,819,994
 35,000,000   5.13%, 6/23/00 ....................       35,000,000

            Key Bank:
             Monthly Variable Rate,
 25,000,000   5.033%, 6/26/00 ...................       24,985,420

            National Westminster:
             Quarterly Variable Rate,
 25,000,000   4.87%, 8/20/99 ....................       24,997,311

            NationsBank:
             Daily Variable Rate,
 25,000,000   5.05%, 2/04/00 ....................       24,993,577

            National Rural Utility Corp.:
             Quarterly Variable Rate,
 20,000,000   5.006%, 11/23/99 ..................       20,000,000
 12,000,000   5.178%, 6/26/00 ...................       11,998,820

            Norwest Corp.:
             Quarterly Variable Rate,
 30,000,000   5.016%, 10/28/99 ..................       29,999,017

            PNC Bank:
             Monthly Variable Rate,
 25,000,000   5.098%, 1/31/00 ...................       24,994,213

            Societe Generale:
             Monthly Variable Rate,
 35,000,000   4.913%, 5/15/00 ...................       34,981,747
 25,000,000   4.913%, 5/15/00 ...................       24,990,428

            Wells Fargo Bank:
             Quarterly Variable Rate,
 23,000,000   5.208%, 4/26/00 ...................       22,985,454

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
Principal
  Amount                 Description                     Value
  ------                 -----------                     -----

            Westpac Capital Corp.:
             Quarterly Variable Rate,
$10,000,000   4.816%, 4/17/00 .................    $     9,995,243
                                                   ---------------
Total Floating Rate Notes
  (Amortized Cost $1,160,091,200) .............      1,160,091,200
                                                   ---------------

           COMMERCIAL PAPER - 43.3%
            Abbey National PLC,
 15,000,000   4.82%, 7/08/99 ..................         14,985,942

            AlliedSignal,
 15,000,000   5.30%, 2/01/00 ..................         14,525,208

            American General Finance,
 15,000,000   4.83%, 7/26/99 ..................         14,949,687

            American Home Products,
 15,000,000   4.85%, 7/19/99 ..................         14,963,625

            Asset Securitization:
 38,000,000   4.94%, 7/12/99 ..................         37,942,641
 20,000,000   5.05%, 8/16/99 ..................         19,870,944
 18,000,000   5.25%, 8/31/99 ..................         17,839,875

            Associates Corp.,
 20,000,000   4.86%, 7/27/99 ..................         19,929,800

            AT&T Corp.:
 35,000,000   4.82%, 7/16/99 ..................         34,929,708
 15,000,000   4.79%, 7/27/99 ..................         14,948,108

            Bank of America:
 15,000,000   4.82%, 8/16/99 ..................         14,907,617
 10,000,000   4.84%, 11/17/99 .................          9,813,122

            BBL North America:
 18,000,000   4.84%, 7/09/99 ..................         17,980,640
 28,000,000   4.83%, 7/12/99 ..................         27,958,677

            Bellsouth Telecommunications,
 45,000,000   4.85%, 7/12/99 ..................         44,933,312

            BP America,
100,000,000   5.80%, 7/01/99 ..................        100,000,000

            British Telecom,
  6,500,000   4.91%, 7/21/99 ..................          6,482,269

            BTR Dunlop Finance,
 22,476,000   5.04%, 7/15/99 ..................         22,431,947

            Caterpillar Finance,
$27,000,000   5.30%, 7/14/99 ..................         26,948,325

            Chase Manhattan Bank,
 22,000,000   4.83%, 9/08/99 ..................         21,796,335

            Coca Cola Co.,
 15,000,000   5.27%, 1/20/00 ..................         14,554,246

            Corporate Assets Funding
             Co., Inc.:
 60,000,000   4.82%, 7/15/99 ..................         59,887,533
 30,000,000   4.82%, 7/21/99 ..................         29,919,667
 70,000,000   5.05%, 8/16/99 ..................         69,537,444
 30,000,000   4.90%, 8/23/99 ..................         29,783,583

            Corporate Receivables Corp.:
 80,000,000   4.82%, 7/15/99 ..................         79,847,944
 27,000,000   5.05%, 8/12/99 ..................         26,840,925
 30,000,000   5.05%, 8/13/99 ..................         29,819,042
 52,000,000   4.88%, 8/16/99 ..................         51,658,578
 25,000,000   5.24%, 8/17/99 ..................         24,828,972

            Credit Suisse First Boston,
 30,000,000   4.82%, 8/06/99 ..................         29,855,400

            Cregem:
 15,000,000   4.80%, 7/13/99 ..................         14,976,000
 50,000,000   4.83%, 7/30/99 ..................         49,805,458
 32,000,000   4.84%, 9/10/99 ..................         31,694,542

            DaimlerChrysler:
 14,000,000   4.90%, 8/02/99 ..................         13,939,022

            Delaware Funding Corp.:
 36,000,000   5.05%, 7/30/99 ..................         35,853,550
 30,000,000   4.93%, 8/05/99 ..................         29,856,208
 12,576,000   4.93%, 8/17/99 ..................         12,495,056

            Diageo Capital PLC:
 30,000,000   4.85%, 7/06/99 ..................         29,979,792
 20,000,000   4.85%, 7/15/99 ..................         19,962,278
 15,000,000   4.81%, 8/16/99 ..................         14,907,808
 60,000,000   4.84%, 9/24/99 ..................         59,315,278

            DuPont de Nemours &Co.:
 25,000,000   4.84%, 7/08/99 ..................         24,976,472
 30,000,000   4.87%, 7/19/99 ..................         29,926,950

            Emerson Electric,
 25,000,000   5.27%, 1/31/00 ..................         24,216,819

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                 Description                    Value
   ------                 -----------                    -----

                  Ford Motor Credit:
$50,000,000        5.65%, 7/01/99 ................   $  50,000,000
 35,000,000        5.03%, 8/17/99 ................      34,770,157

                  General Electric Capital Corp.:
 25,000,000        4.82%, 7/15/99 ................      24,953,139
 15,000,000        4.89%, 7/22/99 ................      14,957,212
 25,000,000        4.83%, 7/28/99 ................      24,909,437
 18,000,000        4.78%, 8/02/99 ................      17,923,520
 25,000,000        4.83%, 9/30/99 ................      24,694,771
 23,000,000        5.20%, 2/02/00 ................      22,282,400
 22,000,000        4.95%, 2/07/00 ................      21,331,475

                  General Electric Capital Corp.:
                   International Fund,
 40,000,000        5.31%, 2/15/00 ................      38,648,900

                  Generale Fund:
 13,163,000        4.88%, 7/14/99 ................      13,139,804
 45,000,000        4.82%, 8/05/99 ................      44,789,125
 15,000,000        5.23%, 9/13/99 ................      14,838,742
 11,300,000        4.80%, 10/27/99 ...............      11,122,213

                  General Motors Acceptance Corp.:
 40,000,000        4.88%, 7/08/99 ................      39,962,044
 23,000,000        4.97%, 7/16/99 ................      22,952,372
 40,000,000        4.87%, 7/29/99 ................      39,848,489
 12,000,000        4.87%, 8/04/99 ................      11,944,807
 35,000,000        4.94%, 8/16/99 ................      34,779,072
 15,000,000        5.22%, 1/31/00 ................      14,534,550

                  Gillette Co.,
 15,000,000        5.70%, 7/01/99 ................      15,000,000

                  Glaxo Wellcome PLC:
 25,300,000        4.80%, 7/29/99 ................      25,205,547
 25,000,000        4.82%, 8/10/99 ................      24,866,111

                  Hydro-Quebec,
 27,000,000        4.80%, 8/12/99 ................      26,848,800

                  Internationale Nederlanden
                   U.S. Funding Corp.,
 25,000,000        4.84%, 7/06/99 ................      24,983,194

                  J.P. Morgan, Inc.:
 45,000,000        4.82%, 7/06/99 ................      44,969,875
 42,000,000        5.03%, 8/16/99 ................      41,730,057
 22,000,000        4.90%, 9/15/99 ................      21,772,422

                  Mellon Financial Co.,
 30,000,000        5.03%, 8/16/99 ................      29,807,183

                  MetLife Funding, Inc.,
 52,772,000        4.86%, 7/06/99 ................      52,736,344

                  Motorola, Inc.,
 20,000,000        5.20%, 8/05/99 ................      19,898,889

                  National Rural Utilities CFC:
 22,000,000        4.84%, 7/16/99 ................      21,955,633
 20,000,000        5.04%, 9/17/99 ................      19,781,600

                  Panasonic Finance, Inc.,
 40,000,000        5.80%, 7/01/99 ................      40,000,000

                  Pfizer, Inc.:
 15,349,000        5.80%, 7/01/99 ................      15,349,000
 34,900,000        4.95%, 7/15/99 ................      34,832,818
 40,500,000        4.98%, 7/19/99 ................      40,399,155
 30,000,000        4.98%, 7/22/99 ................      29,912,850

                  Province of Quebec:
 16,220,000        4.77%, 7/13/99 ................      16,194,210
 15,305,000        4.80%, 7/15/99 ................      15,276,432

                  Quincy Capital Corp.:
 14,035,000        4.87%, 7/06/99 ................      14,025,508
 34,145,000        4.87%, 7/07/99 ................      34,117,287
 35,000,000        4.86%, 7/13/99 ................      34,943,300
 28,493,000        5.05%, 8/03/99 ................      28,361,100
 25,000,000        5.05%, 8/13/99 ................      24,849,201
 16,000,000        5.08%, 8/17/99 ................      15,893,884

                  Receivables Capital Corp.:
 27,000,000        4.91%, 7/06/99 ................      26,981,588
 10,000,000        5.34%, 7/06/99 ................       9,992,584
 15,000,000        4.82%, 7/09/99 ................      14,983,933
 45,654,000        4.87%, 7/14/99 ................      45,573,712

                  Repsol International Finance B.U.:
 34,870,000        4.87%, 7/07/99 ................      34,841,830
 25,000,000        4.87%, 7/15/99 ................      24,952,654

                  Rio Tinto America, Inc.,
 30,000,000        5.04%, 8/16/99 ................      29,806,800

                  Riverwoods Funding Corp.,
 25,000,000        4.84%, 7/09/99 ................      24,973,111


                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                       Description                    Value
  ------                       -----------                    -----

                 Shell Oil Co.,
$17,000,000        4.97%, 7/15/99 ...................   $   16,967,144

                 Union Bank of Switzerland,
100,000,000        5.75%, 7/01/99 ...................      100,000,000

                 USAA Capital Corp.,
  5,000,000        4.83%, 7/15/99 ...................        4,990,608

                 Wachovia Bank:
  8,000,000        4.93%, 2/07/00 ...................        7,757,883
 25,000,000        5.18%, 2/15/00 ...................       24,176,236

                 Windmill Funding Corp.:
 53,000,000        4.88%, 7/12/99 ...................       52,920,583
 27,000,000        4.93%, 7/13/99 ...................       26,955,630
  6,125,000        4.91%, 7/26/99 ...................        6,104,115
 25,000,000        4.93%, 8/02/99 ...................       24,890,444
 13,000,000        4.94%, 8/02/99 ...................       12,942,916
 13,450,000        4.94%, 8/06/99 ...................       13,383,557
 15,000,000        4.94%, 8/09/99 ...................       14,919,725
                                                        --------------
Total Commercial Paper
  (Amortized Cost $3,090,784,031) ...................    3,090,784,031
                                                        --------------

                 FUNDING AGREEMENTS - 2.2%
                 First Allmerica Financial
                  Life Insurance Co.:
                  Monthly Variable Rate,
$55,000,000        4.90%, 4/17/00(1) ................   $   55,000,000

                 Transamerica Life:
                  Monthly Variable Rate,
 35,000,000        4.951%,6/13/00(1) ................       35,000,000

                 Travelers Insurance Co.:
                  Monthly Variable Rate,
 40,000,000        4.984%,2/23/00(1) ................       40,000,000
 30,000,000        4.97%, 4/03/00(1) ................       30,000,000
                                                        --------------
Total Funding Agreements
  (Amortized Cost $160,000,000) .....................      160,000,000
                                                        --------------
Total Investments
  (Amortized Cost $7,123,970,430).............  99.7%    7,123,970,430
Other Assets in Excess of
  Liabilities ................................   0.3%       22,449,437
                                               -----    --------------
Net Assets - 100.0% .......................... 100.0%   $7,146,419,867
                                               =====    ==============

-----------------
(1) Illiquid security.

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
  Interest ................................................       $ 166,249,559
                                                                  -------------
Expenses
  Advisory Fees ...........................................           5,013,875
  Administration and Services Fees ........................           1,671,292
  Professional Fees .......................................              13,334
  Trustees Fees ...........................................               1,935
  Miscellaneous Expenses ..................................                 796
                                                                  -------------
  Total Expenses ..........................................           6,701,232
  Less: Fees Waived by Bankers Trust ......................            (684,734)
                                                                  -------------
     Net Expenses .........................................           6,016,498
                                                                  -------------
Net Investment Income .....................................         160,233,061
Net Realized Gain from Investment Transactions ............             325,021
                                                                  -------------
Net Increase in Net Assets from Operations ................       $ 160,558,082
                                                                  =============

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               For the              For the
                                                                                           six months ended        year ended
                                                                                           June 30, 1999(1)     December 31, 1998
                                                                                           ----------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income ..............................................................     $    160,233,061      $    286,987,238
  Net Realized Gain from Investment Transactions .....................................              325,021               320,470
                                                                                           ----------------     -----------------
Net Increase in Net Assets Resulting from Operations .................................          160,558,082           287,307,708
                                                                                           ----------------     -----------------
Capital Transactions
  Proceeds from Capital Invested .....................................................       20,588,149,400        85,829,057,272
  Value of Capital Withdrawn .........................................................      (19,066,540,604)      (84,691,836,966)
                                                                                           ----------------     -----------------
Net Increase in Net Assets from Capital Share Transactions ...........................        1,521,608,796         1,137,220,306
                                                                                           ----------------     -----------------
Total Increase in Net Assets .........................................................        1,682,166,878         1,424,528,014
Net Assets
Beginning of Period ..................................................................        5,464,252,989         4,039,724,975
                                                                                           ----------------     -----------------
End of Period ........................................................................     $  7,146,419,867     $   5,464,252,989
                                                                                           ================     =================

================================================================================

Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                               For the
                                              six months                        For the years ended December 31,
                                            ended June 30,    --------------------------------------------------------------------
                                                1999(1)           1998          1997          1996          1995          1994
                                            --------------        ----          ----          ----          ----          ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)     $ 7,146,420      $ 5,464,253   $ 4,039,725   $ 3,261,910   $ 2,615,932   $ 2,735,025
  Ratios to Average Net Assets:
   Net Investment Income .................          4.80%            5.37%         5.43%         5.27%         5.77%         4.24%
   Expenses ..............................          0.18%(2)         0.18%         0.18%         0.18%         0.18%         0.18%
   Decrease Reflected in Above Expense
    Ratios Due to Expenses Reimbursed
    and/or Fees Waived by Bankers Trust ..          0.02%(2)         0.02%         0.02%         0.02%         0.02%         0.02%

-----------------------
(1) Unaudited.
(2) Annualized.


                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies.
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, administrative and service fees amounted to $1,671,292, of which $307,296 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $5,013,875, of which $921,887 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest, pursuant to a put agreement, and that third party financial institution immediately resold such security to Banker Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

================================================================================
Cash Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.


Note 3--Net Assets
At June 30, 1999 net assets consisted of:

Paid-in Capital                                                  $7,146,419,867
                                                                 ==============

ProFunds/SM/
    Post Office Mailing Address For Investments:
       P.O. Box 182800
       Columbus, OH 43218-2800

    Phone Numbers:
       For Financial Professionals:  (888) PRO-5717  (888) 776-5717
       For All Others:               (888) PRO-FNDS  (888) 776-3637
       or                            (614) 470-8122
       FAX Number:                   (800) 782-4797

    Website Address: www.profunds.com


This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


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